UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21862

Banc of America Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Banc of America Retirement 2005 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+16.71% Class A shares

+17.13% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 16.71%. Class Z shares returned 17.13%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■

An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to both international equity and domestic high income sectors contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2005 Portfolio

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

Past performance is no guarantee of future results.

2

Economic Update (continued) – Banc of America Retirement 2005 Portfolio

24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% — slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

[2]

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

3

Performance Information – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.60
Class C	2.35
Class R	1.85
Class Z	1.35

Annual operating expense ratio after contractual waivers (%)*

Class A	0.95
Class C	1.70
Class R	1.20
Class Z	0.70

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2005 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)

Class A	13,340
Class C	13,205
Class R	13,292
Class Z	13,400

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	16.71	15.93	16.39	17.13
Life	22.52	21.64	22.20	22.90

Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	20.79	19.98	20.46	21.13
Life	22.05	21.18	21.71	22.39

Banc of America Retirement 2005 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

4

Understanding Your Expenses – Banc of America Retirement 2005 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.00	1,023.44	1.81	1.79	0.35
Class C	1,000.00	1,000.00	1,051.02	1,019.66	5.69	5.60	1.10
Class R	1,000.00	1,000.00	1,053.39	1,022.18	3.11	3.06	0.60
Class Z	1,000.00	1,000.00	1,056.61	1,024.70	0.52	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2005 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

5

Portfolio Managers’ Report – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	12.66
Class C	12.58
Class R	12.63
Class Z	12.70

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.62
Class C	0.57
Class R	0.60
Class Z	0.63

For the 12-month period ended October 31, 2007, Banc of America Retirement 2005 Portfolio Class A shares returned 16.71%. Class Z shares returned 17.13%.1 The portfolio’s equity benchmark, the S&P 500 Index, returned 14.56%. Its fixed-income benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 5.38%.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to both international equity and domestic high income sectors contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for just over 59% of the portfolio’s total investments, excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market delivered solid, single-digit returns. The portfolio’s bond fund holdings fell just short of their respective benchmarks. However, relative performance got a boost from a small position in Columbia High Income Fund as high-yield bonds outperformed investment grade bonds for the periods.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

6

Portfolio Managers’ Report (continued) – Banc of America Retirement 2005 Portfolio

Portfolio Allocation
as of 10/31/07 (%)
Columbia Total Return Bond Fund	34.5
Columbia Large Cap Enhanced Core Fund	26.0
Columbia Multi-Advisor International Equity Fund	12.0
Columbia Marsico Focused Equities Fund	5.6
Columbia Mid Cap Growth Fund	4.5
Columbia Large Cap Value Fund	4.5
Columbia Mid Cap Value Fund	3.5
Columbia High Income Fund	2.2
Columbia Short Term Bond Fund	2.0
Columbia Cash Reserves	2.0
Columbia Small Cap Value Fund II	1.5
Columbia Small Cap Growth Fund II	1.4
Columbia Acorn International	0.3

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And a weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

7

Financial Statements – Banc of America Retirement 2005 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

8

Investment Portfolio – Banc of America Retirement 2005 Portfolio

October 31, 2007

	Shares	Value ($)
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	61	3,142
Columbia Cash Reserves, Capital Class Shares	24,595	24,595
Columbia High Income Fund, Class Z	3,034	26,969
Columbia Large Cap Enhanced Core Fund, Class Z	20,520	321,757
Columbia Large Cap Value Fund, Class Z	3,696	56,912
Columbia Marsico Focused Equities Fund, Class Z	2,588	69,322
Columbia Mid Cap Growth Fund, Class Z	1,784	55,929
Columbia Mid Cap Value Fund, Class Z	2,754	43,014
Columbia Multi-Advisor International Equity Fund, Class Z	7,234	147,942
Columbia Short Term Bond Fund, Class Z	2,499	24,564
Columbia Small Cap Growth Fund II, Class Z	1,105	17,391
Columbia Small Cap Value Fund II, Class Z	1,231	18,445
Columbia Total Return Bond Fund, Class Z	44,149	426,042

Total Investment Companies (Cost of $1,220,722)		1,236,024

	Par ($)
Short-Term Obligation – 6.7%
Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07, at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 07/07/16, market value $87,656 (repurchase proceeds $83,010)	83,000	83,000

Total Short-Term Obligation (Cost of $83,000)		83,000

Total Investments – 106.5% (Cost of $1,303,722) (b)		1,319,024

Other Assets & Liabilities, Net – (6.5)%		(80,435)

Net Assets – 100.0%		1,238,589

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC, or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,304,736.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Banc of America Retirement 2005 Portfolio

October 31, 2007

		($)
Assets	Repurchase agreement, at cost	83,000
	Affiliated investments, at cost	1,220,722

	Total investments, at cost	1,303,722

	Repurchase agreement, at value	83,000
	Affiliated investments, at value	1,236,024

	Total investments, at value	1,319,024
	Cash	614
	Receivable for:
	Investments sold	52,741
	Interest	10
	Expense reimbursement due from Investment Advisor	29,619

	Total Assets	1,402,008

Liabilities	Payable for:
	Fund shares repurchased	52,741
	Investment advisory fee	66
	Transfer agent fee	23
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Custody fee	899
	Legal fee	50,701
	Distribution and service fees	60
	Chief compliance officer expenses	47
	Other liabilities	10,209

	Total Liabilities	163,419

	Net Assets	1,238,589

Net Assets Consist of	Paid-in capital	1,211,801
	Undistributed net investment income	6,997
	Accumulated net realized gain	4,489
	Net unrealized appreciation on investments	15,302

	Net Assets	1,238,589

Class A	Net assets	$63,484
	Shares outstanding	5,013
	Net asset value per share	$12.66

Class C	Net assets	$63,328
	Shares outstanding	5,034
	Net asset value per share	$12.58

Class R	Net assets	$63,432
	Shares outstanding	5,020
	Net asset value per share	$12.63	(a)

Class Z	Net assets	$1,048,345
	Shares outstanding	82,569
	Net asset value per share	$12.70

(a)	Net asset value rounds to $12.63 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Banc of America Retirement 2005 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	6,170
	Interest	1,950

	Total Investment Income	8,120

Expenses	Investment advisory fee	179
	Distribution fee:
	Class C	110
	Class R	74
	Service fee:
	Class A	37
	Class C	37
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,341
	Legal fee	55,244
	Registration fee	39,634
	Reports to shareholders	22,146
	Chief compliance officer expenses	460
	Other expenses	3,962

	Total Expenses	216,893

	Fees and expenses waived or reimbursed by Investment Advisor	(216,456)

	Net Expenses	437

	Net Investment Income	7,683

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	2,976
	Capital gains distributions received from affiliated investments	2,114

	Net realized gain	5,090

	Net change in unrealized appreciation on affiliated investments	10,756

	Net Gain	15,846

	Net Increase Resulting from Operations	23,529

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Banc of America Retirement 2005 Portfolio

Increase in Net Assets		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	7,683	1,122
	Net realized gain on affiliated investments and capital gains distributions received from affiliated investments	5,090	11
	Net change in unrealized appreciation on affiliated investments	10,756	4,546

	Net Increase Resulting from Operations	23,529	5,679

Distributions to Shareholders	From net investment income:
	Class A	(464)	—
	Class C	(417)	—
	Class R	(447)	—
	Class Z	(480)	—
	From net realized gains:
	Class A	(153)	—
	Class C	(153)	—
	Class R	(153)	—
	Class Z	(153)	—

	Total Distributions to Shareholders	(2,420)	—

Share Transactions	Class A:
	Subscriptions	50,000	10,000
	Distributions reinvested	617	—

	Net Increase	50,617	10,000

	Class C:
	Subscriptions	50,000	10,000
	Distributions reinvested	570	—

	Net Increase	50,570	10,000

	Class R:
	Subscriptions	50,001	10,000
	Distributions reinvested	600	—

	Net Increase	50,601	10,000

	Class Z:
	Subscriptions	1,089,524	10,000
	Distributions reinvested	633	—
	Redemptions	(70,144)	—

	Net Increase	1,020,013	10,000
	Net Increase from Share Transactions	1,171,801	40,000

	Total Increase in Net Assets	1,192,910	45,679

Net Assets	Beginning of period	45,679	—
	End of period	1,238,589	45,679
	Undistributed net investment income at end of period	6,997	1,122

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2005 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	3,959	1,000
	Issued for distributions reinvested	54	—

	Net Increase	4,013	1,000

	Class C:
	Subscriptions	3,984	1,000
	Issued for distributions reinvested	50	—

	Net Increase	4,034	1,000

	Class R:
	Subscriptions	3,968	1,000
	Issued for distributions reinvested	52	—

	Net Increase	4,020	1,000

	Class Z:
	Subscriptions	87,075	1,000
	Issued for distributions reinvested	55	—
	Redemptions	(5,561)	—

	Net Increase	81,569	1,000

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.55	0.29
Net realized and unrealized gain on investments	1.30	1.14

Total from Investment Operations	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.47)	—
From net realized gains	(0.15)	—

Total Distributions to Shareholders	(0.62)	—

Net Asset Value, End of Period	$12.66	$11.43
Total return (d)(e)	16.71%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net investment income (c)	4.59%	6.66	%(h)
Portfolio turnover rate	65%	49	%(f)
Net assets, end of period (000’s)	$63	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.39	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.46	0.26
Net realized and unrealized gain on investments	1.30	1.13

Total from Investment Operations	1.76	1.39

Less Distributions to Shareholders:
From net investment income	(0.42)	—
From net realized gains	(0.15)	—

Total Distributions to Shareholders	(0.57)	—

Net Asset Value, End of Period	$12.58	$11.39
Total return (d)(e)	15.93%	13.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net investment income (c)	3.84%	5.93	%(h)
Portfolio turnover rate	65%	49	%(f)
Net assets, end of period (000’s)	$63	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.42	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.52	0.28
Net realized and unrealized gain on investments	1.29	1.14

Total from Investment Operations	1.81	1.42

Less Distributions to Shareholders:
From net investment income	(0.45)	—
From net realized gains	(0.15)	—

Total Distributions to Shareholders	(0.60)	—

Net Asset Value, End of Period	$12.63	$11.42
Total return (d)(e)	16.39%	14.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net investment income (c)	4.33%	6.45	%(h)
Portfolio turnover rate	65%	49	%(f)
Net assets, end of period (000’s)	$63	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.44	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.51	0.30
Net realized and unrealized gain on investments	1.38	1.14

Total from Investment Operations	1.89	1.44

Less Distributions to Shareholders:
From net investment income	(0.48)	—
From net realized gains	(0.15)	—

Total Distributions to Shareholders	(0.63)	—

Net Asset Value, End of Period	$12.70	$11.44
Total return (d)(e)	17.13%	14.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	118.11%	507.39	%(h)
Net investment income (c)	4.17%	6.91	%(h)
Portfolio turnover rate	65%	49	%(f)
Net assets, end of period (000’s)	$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Banc of America Retirement 2005 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2005 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares.

Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

18

Banc of America Retirement 2005 Portfolio

October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor, has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from
Ordinary Income*	$2,236
Long-Term Capital Gains	184

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

19

Banc of America Retirement 2005 Portfolio

October 31, 2007

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$10,615	$1,887	$14,288

*	The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$19,234
Unrealized depreciation	(4,946)
Net unrealized appreciation	$14,288

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements

20

Banc of America Retirement 2005 Portfolio

October 31, 2007

paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated $17,760, of which $926 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory,

21

Banc of America Retirement 2005 Portfolio

October 31, 2007

distribution and shareholder servicing fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investment in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $1,248,557 and $139,917, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, 85.3% of the Portfolio’s shares outstanding were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

As of October 31, 2007, the Portfolio had one shareholder that held 8.5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Portfolio also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects

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Banc of America Retirement 2005 Portfolio

October 31, 2007

on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and- desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates,

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Banc of America Retirement 2005 Portfolio

October 31, 2007

including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2005 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2005 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2006 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

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Unaudited Information – Banc of America Retirement 2005 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long-term capital gains of $1,937.

For non-corporate shareholders, 42.47% or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income earned by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 Form 1099-DIV.

34.63% of the ordinary income distributed by the Portfolio for the year ended October 31, 2007, qualifies for the corporate dividends received deduction.

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Fund Governance – Banc of America Retirement 2005 Portfolio

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

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Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement – Banc of America Retirement 2005 Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2005 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

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The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures.

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The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005

Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Roles of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using ...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1- year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Upper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1- fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor

34

provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.
16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.	CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America “PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

35

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the

36

Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

37

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*    *    *

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Banc of America Retirement 2005 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2005 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

41

Banc of America Retirement 2005 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC - 42/136862 - 1007(12/07) 07 - 47119

Banc of America Retirement 2010 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+17.53% Class A shares

+17.86% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 17.53%. Class Z shares returned 17.86%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■

An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to both international equity and domestic high income sectors contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2010 Portfolio

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

2

Economic Update (continued) – Banc of America Retirement 2010 Portfolio

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% — slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

3

Performance Information – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.65
Class C	2.40
Class R	1.90
Class Z	1.40

Annual operating expense ratio after contractual waivers (%)*

Class A	1.00
Class C	1.75
Class R	1.25
Class Z	0.75

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2010 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)
Class A	13,481
Class C	13,335
Class R	13,432
Class Z	13,530

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	17.53	16.66	17.21	17.86
Life	23.43	22.48	23.11	23.74

Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	21.80	20.87	21.45	22.13
Life	22.90	22.02	22.63	23.24

Banc of America Retirement 2010 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

4

Understanding Your Expenses – Banc of America Retirement 2010 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,063.82	1,023.44	1.82	1.79	0.35
Class C	1,000.00	1,000.00	1,058.98	1,019.66	5.71	5.60	1.10
Class R	1,000.00	1,000.00	1,062.21	1,022.18	3.12	3.06	0.60
Class Z	1,000.00	1,000.00	1,065.38	1,024.70	0.52	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2010 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

5

Portfolio Managers’ Report – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	12.84
Class C	12.75
Class R	12.81
Class Z	12.87

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.58
Class C	0.53
Class R	0.56
Class Z	0.59

For the 12-month period ended October 31, 2007, Banc of America Retirement 2010 Portfolio Class A shares returned 17.53%. Class Z shares returned 17.86%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to both international equity and domestic high income sectors contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for approximately 66% of the portfolio’s total investments, excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market delivered solid, single-digit returns. The portfolio’s bond fund holdings fell just short of their respective benchmarks. However, relative performance got a boost from a small position in Columbia High Income Fund as high-yield bonds outperformed investment grade bonds for the periods.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

6

Portfolio Managers’ Report (continued) – Banc of America Retirement 2010 Portfolio weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Portfolio Allocation

as of 10/31/07 (%)
Columbia Total Return Bond Fund	32.0
Columbia Large Cap Enhanced Core Fund	27.8
Columbia Multi-Advisor International Equity Fund	12.9
Columbia Marsico Focused Equities Fund	6.4
Columbia Large Cap Value Fund	5.4
Columbia Mid Cap Growth Fund	5.0
Columbia Mid Cap Value Fund	4.0
Columbia Cash Reserves	2.0
Columbia Small Cap Value Fund II	1.7
Columbia Small Cap Growth Fund II	1.6
Columbia Acorn International	0.8
Columbia High Income Fund	0.4

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

7

Financial Statements – Banc of America Retirement 2010 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

8

Investment Portfolio – Banc of America Retirement 2010 Portfolio

October 31, 2007

	Shares	Value ($)
Investment Companies (a) – 99.8%
Columbia Acorn International, Class Z	237	12,222
Columbia Cash Reserves, Capital Class Shares	30,598	30,598
Columbia High Income Fund, Class Z	689	6,126
Columbia Large Cap Enhanced Core Fund, Class Z	27,425	430,024
Columbia Large Cap Value Fund, Class Z	5,406	83,246
Columbia Marsico Focused Equities Fund, Class Z	3,709	99,368
Columbia Mid Cap Growth Fund, Class Z	2,496	78,242
Columbia Mid Cap Value Fund, Class Z	3,963	61,906
Columbia Multi-Advisor International Equity Fund, Class Z	9,747	199,324
Columbia Small Cap Growth Fund II, Class Z	1,574	24,779
Columbia Small Cap Value Fund II, Class Z	1,805	27,038
Columbia Total Return Bond Fund, Class Z	51,334	495,372

Total Investment Companies (Cost of $1,519,001)		1,548,245

	Par ($)
Short-Term Obligation – 5.2%
Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07 at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 02/24/11, market value $84,788 (repurchase proceeds $80,009)	80,000	80,000

Total Short-Term Obligation (Cost of $80,000)		80,000

Total Investments – 105.0% (Cost of $1,599,001) (b)		1,628,245

Other Assets & Liabilities, Net – (5.0)%		(77,154)

Net Assets – 100.0%		1,551,091

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,608,505.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Banc of America Retirement 2010 Portfolio

October 31, 2007

		($)
Assets	Repurchase agreement, at cost	80,000
	Affiliated investments, at cost	1,519,001

	Total investments, at cost	1,599,001

	Repurchase agreement, at value	80,000
	Affiliated investments, at value	1,548,245

	Total investments, at value	1,628,245
	Cash	758
	Interest receivable	9
	Expense reimbursement due from Investment Advisor	32,814

	Total Assets	1,661,826

Liabilities	Payable for:
	Investment advisory fee	81
	Transfer agent fee	44
	Pricing and bookkeeping fees	2,646
	Trustees’ fees	25,331
	Audit fee	20,750
	Custody fee	899
	Legal fee	50,701
	Distribution and service fees	21
	Chief compliance officer expenses	47
	Other liabilities	10,215

	Total Liabilities	110,735

	Net Assets	1,551,091

Net Assets Consist of	Paid-in capital	1,519,616
	Undistributed net investment income	9,408
	Accumulated net realized loss	(7,177)
	Net unrealized appreciation on investments	29,244

	Net Assets	1,551,091

Class A	Net assets	$13,481
	Shares outstanding	1,050
	Net asset value and offering price per share	$12.84

Class C
	Net assets	$13,339
	Shares outstanding	1,046
	Net asset value and offering price per share	$12.75

Class R
	Net assets	$13,435
	Shares outstanding	1,049
	Net asset value and offering price per share	$12.81

Class Z
	Net assets	$1,510,836
	Shares outstanding	117,410
	Net asset value and offering price per share	$12.87

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Banc of America Retirement 2010 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	8,555
	Interest	2,255

	Total Investment Income	10,810

Expenses	Investment advisory fee	242
	Distribution fee:
	Class C	93
	Class R	63
	Service fee:
	Class A	32
	Class C	31
	Transfer agent fee	36
	Pricing and bookkeeping fees	36,491
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,342
	Legal fee	55,244
	Registration fee	47,710
	Reports to shareholders	22,231
	Chief compliance officer expenses	460
	Other expenses	3,896

	Total Expenses	225,103

	Fees and expenses waived or reimbursed by Investment Advisor	(224,642)

	Net Expenses	461

	Net Investment Income	10,349

Net Realized and Unrealized Gain on Investments	Net realized gain (loss) on:
	Affiliated investments	(10,759)
	Capital gains distributions received from affiliated investments	4,347

	Net realized loss	(6,412)

	Net change in unrealized appreciation on affiliated investments	24,452

	Net Gain	18,040

	Net Increase Resulting from Operations	28,389

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Banc of America Retirement 2010 Portfolio

Increase (Decrease) in Net Assets		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($) (a)
Operations	Net investment income	10,349	1,065
	Net realized gain (loss) on affiliated investments and capital gains distributions received from affiliated investments	(6,412)	4
	Net change in unrealized appreciation on affiliated investments	24,452	4,792

	Net Increase Resulting from Operations	28,389	5,861

Distributions to Shareholders	From net investment income:
	Class A	(419)	—
	Class C	(371)	—
	Class R	(403)	—
	Class Z	(813)	—
	From net realized gains:
	Class A	(158)	—
	Class C	(158)	—
	Class R	(158)	—
	Class Z	(295)	—

	Total Distributions to Shareholders	(2,775)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	577	—

	Net Increase	577	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	529	—

	Net Increase	529	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	561	—

	Net Increase	561	10,000

	Class Z:
	Subscriptions	1,814,244	20,000
	Distributions reinvested	1,108	—
	Redemptions	(347,403)	—

	Net Increase	1,467,949	20,000
	Net Increase from Share Transactions	1,469,616	50,000

	Total Increase in Net Assets	1,495,230	55,861

Net Assets	Beginning of period	55,861	—
	End of period	1,551,091	55,861
	Undistributed net investment income at end of period	9,408	1,065

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2010 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Issued for distributions reinvested	50	—

	Net Increase	50	1,000

	Class C:
	Subscriptions	—	1,000
	Issued for distributions reinvested	46	—

	Net Increase	46	1,000

	Class R:
	Subscriptions	—	1,000
	Issued for distributions reinvested	49	—

	Net Increase	49	1,000

	Class Z:
	Subscriptions	144,110	1,873
	Issued for distributions reinvested	96	—
	Redemptions	(28,669)	—

	Net Increase	115,537	1,873

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.47	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.54	0.27
Net realized and unrealized gain on investments	1.41	1.20

Total from Investment Operations	1.95	1.47

Less Distributions to Shareholders:
From net investment income	(0.42)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.58)	—

Net Asset Value, End of Period	$12.84	$11.47
Total return (d)(e)	17.53%	14.70	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net investment income (c)	4.50%	6.31	%(h)
Portfolio turnover rate	118%	50	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.45	0.24
Net realized and unrealized gain on investments	1.40	1.19

Total from Investment Operations	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.37)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.53)	—

Net Asset Value, End of Period	$12.75	$11.43
Total return (d)(e)	16.66%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net investment income (c)	3.76%	5.60	%(h)
Portfolio turnover rate	118%	50	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.51	0.26
Net realized and unrealized gain on investments	1.40	1.20

Total from Investment Operations	1.91	1.46

Less Distributions to Shareholders:
From net investment income	(0.40)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.56)	—

Net Asset Value, End of Period	$12.81	$11.46
Total return (d)(e)	17.21%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net investment income (c)	4.26%	6.10	%(h)
Portfolio turnover rate	118%	50	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.48	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.52	0.29
Net realized and unrealized gain on investments	1.46	1.19

Total from Investment Operations	1.98	1.48

Less Distributions to Shareholders:
From net investment income	(0.43)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.59)	—

Net Asset Value, End of Period	$12.87	$11.48
Total return (d)(e)	17.86%	14.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	91.32%	518.19	%(h)
Net investment income (c)	4.21%	6.56	%(h)
Portfolio turnover rate	118%	50	%(f)
Net assets, end of period (000’s)	$1,511	$22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Banc of America Retirement 2010 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2010 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2010.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds. com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

18

Banc of America Retirement 2010 Portfolio (continued)

October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$2,540
Long-Term Capital Gains	235

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

19

Banc of America Retirement 2010 Portfolio (continued)

October 31, 2007

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$9,881	$1,855	$19,740

*	The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to wash sales.

Unrealized appreciation and depreciation at October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$24,935
Unrealized depreciation	(5,195)
Net unrealized appreciation	$19,740

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State

20

Banc of America Retirement 2010 Portfolio (continued)

October 31, 2007

Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated $17,760, of which $926 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008, so that total

21

Banc of America Retirement 2010 Portfolio (continued)

October 31, 2007

annual operating expenses (excluding distribution and service fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, will not exceed 0.00% annually of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $1,749,206 and $336,748, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, 68.1% of the Portfolio’s shares outstanding were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

As of October 31, 2007, the Portfolio had one shareholder that held 13.6% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Portfolio also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such

22

Banc of America Retirement 2010 Portfolio (continued)

October 31, 2007

cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against

23

Banc of America Retirement 2010 Portfolio (continued)

October 31, 2007

Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

24

Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2010 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2010 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2006 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

25

Unaudited Information – Banc of America Retirement 2010 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long-term capital gains of $1,955.

For non-corporate shareholders 68.00% or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income distributed by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 Form 1099-DIV.

56.88% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2007, qualifies for the corporate dividends received deduction.

26

Fund Governance – Banc of America Retirement 2010 Portfolio

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

27

Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Adviser”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2010 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

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The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures.

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The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees.... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees using an annual independent written evaluation prepared by or under the direction of.... the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless	otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not,

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however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.
16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19. CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

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III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference

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can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM in as much as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.

Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the

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Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*    *    *

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Banc of America Retirement 2010 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2010 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

41

Banc of America Retirement 2010 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-42/136863-1007 (12/07) 07-47312

Banc of America Retirement 2015 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+15.84% Class A shares

+16.08% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 15.84%. Class Z shares returned 16.08%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■

An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to both international equity and domestic high income sectors contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2015 Portfolio

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

2

Economic Update (continued) – Banc of America Retirement 2015 Portfolio

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% — slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

3

Performance Information – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.65
Class C	2.40
Class R	1.90
Class Z	1.40

Annual operating expense ratio after contractual waivers (%)*

Class A	1.00
Class C	1.75
Class R	1.25
Class Z	0.75

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2015 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07($)

Class A	12,789
Class C	12,657
Class R	12,741
Class Z	12,826

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	15.84	15.06	15.62	16.08
Life	18.93	18.06	18.61	19.17

Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	16.14	15.34	15.81	16.38
Life	18.10	17.24	17.76	18.36

Banc of America Retirement 2015 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

4

Understanding Your Expenses – Banc of America Retirement 2015 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.51	1,023.44	1.82	1.79	0.35
Class C	1,000.00	1,000.00	1,064.48	1,019.66	5.72	5.60	1.10
Class R	1,000.00	1,000.00	1,066.90	1,022.18	3.13	3.06	0.60
Class Z	1,000.00	1,000.00	1,069.32	1,024.70	0.52	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2015 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

5

Portfolio Managers’ Report – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	12.63
Class C	12.55
Class R	12.60
Class Z	12.65

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.14
Class C	0.10
Class R	0.13
Class Z	0.16

For the 12-month period ended October 31, 2007, Banc of America Retirement 2015 Portfolio Class A shares returned 15.84%. Class Z shares returned 16.08%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to both international equity and domestic high income sectors contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for just over 70% of the portfolio’s total investments, excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market, as well as the portfolio’s bond fund holdings, delivered solid, single-digit returns. However, the portfolio’s bond fund holdings fell just short of their respective benchmarks.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

6

Portfolio Managers’ Report (continued) – Banc of America Retirement 2015 Portfolio

Portfolio Allocation
as of 10/31/07 (%)
Columbia Large Cap Enhanced Core Fund	28.4
Columbia Total Return Bond Fund	27.6
Columbia Multi-Advisor International Equity Fund	13.6
Columbia Marsico Focused Equities Fund	7.2
Columbia Large Cap Value Fund	6.1
Columbia Mid Cap Growth Fund	5.4
Columbia Mid Cap Value Fund	4.3
Columbia Small Cap Value Fund II	2.2
Columbia Small Cap Growth Fund II	2.0
Columbia Cash Reserves	2.0
Columbia Acorn International	1.2

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

7

Financial Statements – Banc of America Retirement 2015 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

8

Investment Portfolio – Banc of America Retirement 2015 Portfolio

October 31, 2007

		Shares	Value ($)
Investment Companies (a) – 99.9%
	Columbia Acorn International, Class Z	440	22,624
	Columbia Cash Reserves, Capital Class Shares	35,641	35,641
	Columbia Large Cap Enhanced Core Fund, Class Z	32,685	512,506
	Columbia Large Cap Value Fund, Class Z	7,115	109,569
	Columbia Marsico Focused Equities Fund, Class Z	4,881	130,754
	Columbia Mid Cap Growth Fund, Class Z	3,106	97,364
	Columbia Mid Cap Value Fund, Class Z	5,003	78,149
	Columbia Multi-Advisor International Equity Fund, Class Z	11,980	244,994
	Columbia Small Cap Growth Fund II, Class Z	2,269	35,714
	Columbia Small Cap Value Fund II, Class Z	2,636	39,481
	Columbia Total Return Bond Fund, Class Z	51,654	498,466

	Total Investment Companies (Cost of $1,741,392)		1,805,262

		Par ($)
Short-Term Obligation – 4.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07 at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 02/24/11, market value of $89,775 (repurchase proceeds $87,010)	87,000	87,000

	Total Short-Term Obligation (Cost of $87,000)		87,000

	Total Investments – 104.7% (Cost of $1,828,392) (b)		1,892,262

	Other Assets & Liabilities, Net – (4.7)%		(85,161)

	Net Assets – 100.0%		1,807,101

Notes to Investment Portfolio:

(a)	Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,836,062.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Banc of America Retirement 2015 Portfolio

October 31, 2007

		($)
Assets	Repurchase agreement, at cost	87,000
	Affiliated investments, at cost	1,741,392

	Total investments, at cost	1,828,392

	Repurchase agreement, at value	87,000
	Affiliated investments, at value	1,805,262

	Total investments, at value	1,892,262
	Cash	705
	Interest receivable	10
	Expense reimbursement due from Investment Advisor	25,502

	Total Assets	1,918,479

Liabilities	Payable for:
	Investment advisory fee	114
	Transfer agent fee	55
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Custody fee	899
	Legal fee	50,701
	Distribution and service fees	18
	Chief compliance officer expenses	47
	Other liabilities	10,871

	Total Liabilities	111,378

	Net Assets	1,807,101

Net Assets Consist of	Paid-in capital	1,584,904
	Undistributed net investment income	20,239
	Accumulated net realized gain	138,088
	Net unrealized appreciation on investments	63,870

	Net Assets	1,807,101

Class A
	Net assets	$12,790
	Shares outstanding	1,013
	Net asset value per share	$12.63

Class C
	Net assets	$12,654
	Shares outstanding	1,008
	Net asset value per share	$12.55

Class R
	Net assets	$12,742
	Shares outstanding	1,011
	Net asset value per share	$12.60

Class Z
	Net assets	$1,768,915
	Shares outstanding	139,787
	Net asset value per share	$12.65

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Banc of America Retirement 2015 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	52,612
	Interest	3,162

	Total Investment Income	55,774

Expenses	Investment advisory fee	1,421
	Distribution fee:
	Class C	88
	Class R	59
	Service fee:
	Class A	29
	Class C	29
	Transfer agent fee	100
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,341
	Legal fee	55,244
	Registration fee	30,800
	Reports to shareholders	22,012
	Chief compliance officer expenses	460
	Other expenses	3,911

	Total Expenses	209,163

	Fees and expenses waived or reimbursed by Investment Advisor	(207,537)

	Net Expenses	1,626

	Net Investment Income	54,148

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on:
	Affiliated investments	96,400
	Capital gains distributions received from affiliated investments	42,707

	Net realized gain	139,107

	Net change in unrealized depreciation on affiliated investments	(18,046)

	Net Gain	121,061

	Net Increase Resulting from Operations	175,209

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Banc of America Retirement 2015 Portfolio

Increase (Decrease) in Net Assets:		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	54,148	5,480
	Net realized gain (loss) on affiliated investments and capital gains distributions received from affiliated investments	139,107	(123)
	Net change in unrealized appreciation (depreciation) on affiliated investments	(18,046)	81,916

	Net Increase Resulting from Operations	175,209	87,273

Distributions to Shareholders	From net investment income:
	Class A	(139)	—
	Class C	(93)	—
	Class R	(123)	—
	Class Z	(39,034)	—
	From net realized gains:
	Class A	(5)	—
	Class C	(3)	—
	Class R	(3)	—
	Class Z	(885)	—

	Total Distributions to Shareholders	(40,285)	—

Share Transactions	Class A
	Subscriptions	—	10,000
	Distributions reinvested	144	—

	Net Increase	144	10,000

	Class C
	Subscriptions	—	10,000
	Distributions reinvested	96	—

	Net Increase	96	10,000

	Class R
	Subscriptions	—	10,000
	Distributions reinvested	126	—

	Net Increase	126	10,000

	Class Z
	Subscriptions	2,308,495	2,756,933
	Distributions reinvested	155	—
	Redemptions	(3,479,076)	(31,969)

	Net Increase (Decrease)	(1,170,426)	2,724,964
	Net Increase (Decrease) from Share Transactions	(1,170,060)	2,754,964

	Total Increase (Decrease) in Net Assets	(1,035,136)	2,842,237

Net Assets	Beginning of period	2,842,237	—
	End of period	1,807,101	2,842,237
	Undistributed net investment income at end of period	20,239	5,480

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2015 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A
	Subscriptions	—	1,000
	Issued for distributions reinvested	13	—

	Net Increase	13	1,000

	Class C
	Subscriptions	—	1,000
	Issued for distributions reinvested	8	—

	Net Increase	8	1,000

	Class R
	Subscriptions	—	1,000
	Issued for distributions reinvested	11	—

	Net Increase	11	1,000

	Class Z
	Subscriptions	191,601	257,228
	Issued for distributions reinvested	14	—
	Redemptions	(306,133)	(2,923)

	Net Increase (Decrease)	(114,518)	254,305

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.04	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.41	0.24
Net realized and unrealized gain on investments	1.32	0.80

Total from Investment Operations	1.73	1.04

Less Distributions to Shareholders:
From net investment income	(0.14)	—
From net realized gains	— (d)	—

Total Distributions to Shareholders	(0.14)	—

Net Asset Value, End of Period	$12.63	$11.04
Total return (e)(f)	15.84%	10.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net investment income (c)	3.47%	5.51	%(i)
Portfolio turnover rate	175%	6	%(g)
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.00	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.32	0.20
Net realized and unrealized gain on investments	1.33	0.80

Total from Investment Operations	1.65	1.00

Less Distributions to Shareholders:
From net investment income	(0.10)	—
From net realized gains	— (d)	—

Total Distributions to Shareholders	(0.10)	—

Net Asset Value, End of Period	$12.55	$11.00
Total return (e)(f)	15.06%	10.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net investment income (c)	2.72%	4.78	%(i)
Portfolio turnover rate	175%	6	%(g)
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.02	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.38	0.23
Net realized and unrealized gain on investments	1.33	0.79

Total from Investment Operations	1.71	1.02

Less Distributions to Shareholders:
From net investment income	(0.13)	—
From net realized gains	— (d)	—

Total Distributions to Shareholders	(0.13)	—

Net Asset Value, End of Period	$12.60	$11.02
Total return (e)(f)	15.62%	10.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net investment income (c)	3.20%	5.26	%(i)
Portfolio turnover rate	175%	6	%(g)
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares
	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.05	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.44	0.08
Net realized and unrealized gain on investments	1.32	0.97

Total from Investment Operations	1.76	1.05

Less Distributions to Shareholders:
From net investment income	(0.16)	—
From net realized gains	— (d)	—

Total Distributions to Shareholders	(0.16)	—

Net Asset Value, End of Period	$12.65	$11.05
Total return (e)(f)	16.08%	10.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10	%(i)
Waiver/Reimbursement	14.66%	30.87	%(i)
Net investment income (c)	3.84%	1.77	%(i)
Portfolio turnover rate	175%	6	%(g)
Net assets, end of period (000’s)	$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Banc of America Retirement 2015 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2015 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class

Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2015.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the

18

Banc of America Retirement 2015 Portfolio

October 31, 2007

specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor, has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from
Ordinary Income*	$39,875
Long-Term Capital Gains	410

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

19

Banc of America Retirement 2015 Portfolio

October 31, 2007

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation *
$124,522	$41,472	$56,200

*	The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$61,356
Unrealized depreciation	(5,156)
Net unrealized appreciation	$56,200

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State

20

Banc of America Retirement 2015 Portfolio

October 31, 2007

Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated $17,760, of which $926 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008, so that total annual operating expenses (excluding distribution and service fees, interest, taxes, extraordinary expenses and

21

Banc of America Retirement 2015 Portfolio

October 31, 2007

expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, will not exceed 0.00% annually of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $2,416,079 and $3,598,417, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, 79.9% of the Porfolio’s shares outstanding were owned by an affiliate of BOA or by a shareholder whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Portfolio also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the

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Banc of America Retirement 2015 Portfolio

October 31, 2007

Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and- desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional

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Banc of America Retirement 2015 Portfolio

October 31, 2007

related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2015 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2015 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2006 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

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Unaudited Information – Banc of America Retirement 2015 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long-term capital gains of $41,679.

For non-corporate shareholders 30.68% or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income distributed by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 Form 1099-DIV.

21.11% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2007, qualifies for the corporate dividends received deduction.

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Fund Governance – Banc of America Retirement 2015 Portfolio

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

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Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement – Banc of America Retirement 2015 Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2015 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent

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provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship

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with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees… to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction…of the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been

[1]	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1- fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero of 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

34

E. Possible Economies of Scale

11.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.

16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.

CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund

35

assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

36

8)	Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.

Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is

37

undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*    *    *

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Banc of America Retirement 2015 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2015 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

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Banc of America Retirement 2015 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-42/136864-1007 (12/07) 07-47120

Banc of America Retirement 2020 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service.

Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+20.30% Class A shares

+20.62% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 20.30%. Class Z shares returned 20.62%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■	An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2020 Portfolio

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate—the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate—the federal funds rate—to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period, Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47%—slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

2

Performance Information – Banc of America Retirement 2020 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2020 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)
Class A	13,834
Class C	13,688
Class R	13,785
Class Z	13,883

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	20.30	19.44	19.97	20.62
Life	25.70	24.76	25.38	26.01

Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	25.03	24.11	24.68	25.37
Life	25.07	24.21	24.81	25.41

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.68
Class C	2.43
Class R	1.93
Class Z	1.43

Annual operating expense ratio after contractual waivers (%)*

Class A	1.03
Class C	1.78
Class R	1.28
Class Z	0.78

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2020 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

3

Understanding Your Expenses – Banc of America Retirement 2020 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.52	1,023.44	1.83	1.79	0.35
Class C	1,000.00	1,000.00	1,064.78	1,019.66	5.72	5.60	1.10
Class R	1,000.00	1,000.00	1,068.00	1,022.18	3.13	3.06	0.60
Class Z	1,000.00	1,000.00	1,071.08	1,024.70	0.52	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2020 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Portfolio Managers’ Report – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	13.23
Class C	13.14
Class R	13.20
Class Z	13.26

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.54
Class C	0.49
Class R	0.52
Class Z	0.55

For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 20.30%. Class Z shares returned 20.62%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for just over 75% of the portfolio’s total investments, excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market, as well as the portfolio’s sole bond fund holding—Columbia Total Return Bond Fund—delivered solid, single-digit returns. However, the fund’s return fell just short of the return of its benchmark.

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratio and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

5

Portfolio Managers’ Report (continued) – Banc of America Retirement 2020 Portfolio

Portfolio Allocation

as of 10/31/07 (%)
Columbia Large Cap Enhanced Core Fund	28.6
Columbia Total Return Bond Fund	22.6
Columbia Multi-Advisor International Equity Fund	13.9
Columbia Marsico Focused Equities Fund	8.0
Columbia Large Cap Value Fund	6.9
Columbia Mid Cap Growth Fund	6.0
Columbia Mid Cap Value Fund	5.0
Columbia Small Cap Value Fund II	2.8
Columbia Small Cap Growth Fund II	2.5
Columbia Cash Reserves	2.0
Columbia Acorn International	1.7

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that he portfolio’s broad diversification offers investors a potential cushion against any disappointments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial accounting instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

6

Financial Statements – Banc of America Retirement 2020 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance of each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

7

Investment Portfolio – Banc of America Retirement 2020 Portfolio

October 31, 2007

	Shares	Value ($)
Investment Companies(a) – 99.8%
Columbia Acorn International, Class Z	465	23,908
Columbia Cash Reserves, Capital Class Shares	27,929	27,929
Columbia Large Cap Enhanced Core Fund, Class Z	25,783	404,275
Columbia Large Cap Value Fund, Class Z	6,374	98,157
Columbia Marsico Focused Equities Fund, Class Z	4,212	112,836
Columbia Mid Cap Growth Fund, Class Z	2,728	85,515
Columbia Mid Cap Value Fund, Class Z	4,520	70,607
Columbia Multi-Advisor International Equity Fund, Class Z	9,627	196,864
Columbia Small Cap Growth Fund II, Class Z	2,259	35,555
Columbia Small Cap Value Fund II, Class Z	2,611	39,114
Columbia Total Return Bond Fund, Class Z	33,063	319,054

Total Investment Companies (cost of $1,383,936)		1,413,814

	Par ($)
Short-Term Obligation – 5.7%
Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07, at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 07/07/16, market value $87,656 (repurchase proceeds $81,009)	81,000	81,000

Total Short-Term Obligation (cost of $81,000)		81,000

Total Investments – 105.5% (cost of $1,464,936) (b)		1,494,814

Other Assets & Liabilities, Net – (5.5)%		(78,109)

Net Assets – 100.0%		1,416,705

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,467,646.

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Banc of America Retirement 2020 Portfolio

October 31, 2007

Assets	Repurchase agreement, at cost	$81,000
	Affiliated investments, at cost	1,383,936

	Total investments, at cost	1,464,936

	Repurchase agreement, at value	81,000
	Affiliated investments, at value	1,413,814

	Total investments, at value	1,494,814
	Cash	714
	Receivable for:
	Investments sold	1,326
	Interest	9
	Expense reimbursement due from Investment Advisor	32,588

	Total Assets	1,529,451

Liabilities	Payable for:
	Fund shares repurchased	1,326
	Investment advisory fee	76
	Transfer agent fee	108
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Distribution and service fees	21
	Custody fee	899
	Legal fee	50,701
	Chief compliance officer expenses	47
	Other liabilities	10,895

	Total Liabilities	112,746

	Net Assets	1,416,705

Net Assets Consist of	Paid-in capital	1,376,741
	Undistributed net investment income	6,454
	Accumulated net realized gain	3,632
	Net unrealized appreciation on investments	29,878

	Net Assets	1,416,705

Class A	Net assets	$13,836
	Shares outstanding	1,046
	Net asset value per share	$13.23

Class C	Net assets	$13,689
	Shares outstanding	1,042
	Net asset value per share	$13.14

Class R	Net assets	$13,787
	Shares outstanding	1,044
	Net asset value per share	$13.20	(a)

Class Z	Net assets	$1,375,393
	Shares outstanding	103,755
	Net asset value per share	$13.26

(a)	Net asset value rounds to $13.20 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Banc of America Retirement 2020 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	5,522
	Interest	2,289

	Total Investment Income	7,811

Expenses	Investment advisory fee	228
	Distribution fee:
	Class C	95
	Class R	64
	Service fee:
	Class A	32
	Class C	32
	Transfer agent fee	279
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,342
	Legal fee	55,244
	Registration fee	39,684
	Reports to shareholders	25,022
	Chief compliance officer expenses	460
	Other expenses	3,894

	Total Expenses	220,045

	Fees and expenses waived/reimbursed by Investment Advisor	(219,594)

	Net Expenses	451

	Net Investment Income	7,360

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	1,484
	Capital gains distributions received from affiliated investments	3,041

	Net realized gain	4,525

	Net change in unrealized appreciation on affiliated investments	24,545

	Net Gain	29,070

	Net Increase Resulting from Operations	36,430

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Banc of America Retirement 2020 Portfolio

Increase (Decrease) in Net Assets		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($) (a)
Operations	Net investment income	7,360	976
	Net realized gain (loss) on affiliated investments and capital gains distributions received from affiliated investments	4,525	(61)
	Net change in unrealized appreciation on affiliated investments	24,545	5,333

	Net Increase Resulting from Operations	36,430	6,248

Distributions to Shareholders	From net investment income:
	Class A	(374)	—
	Class C	(327)	—
	Class R	(358)	—
	Class Z	(823)	—
	From net realized gains:
	Class A	(162)	—
	Class C	(163)	—
	Class R	(163)	—
	Class Z	(344)	—

	Total Distributions to Shareholders	(2,714)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	536	—

	Net Increase	536	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	490	—

	Net Increase	490	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	521	—

	Net Increase	521	10,000

	Class Z:
	Subscriptions	1,497,598	13,002
	Distributions reinvested	1,167	—
	Redemptions	(166,573)	—

	Net Increase	1,332,192	13,002

	Net Increase from Share Transactions	1,333,739	43,002

	Total Increase in Net Assets	1,367,455	49,250

Net Assets	Beginning of period	49,250	—
	End of period	1,416,705	49,250
	Undistributed net investment income, at end of period	6,454	976

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2020 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	46	—

	Net Increase	46	1,000

	Class C:
	Subscriptions	—	1,000
	Distributions reinvested	42	—

	Net Increase	42	1,000

	Class R:
	Subscriptions	—	1,000
	Distributions reinvested	44	—

	Net Increase	44	1,000

	Class Z:
	Subscriptions	115,393	1,285
	Distributions reinvested	100	—
	Redemptions	(13,023)	—

	Net Increase	102,470	1,285

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.50	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.51	0.25
Net realized and unrealized gain on investments	1.76	1.25

Total from Investment Operations	2.27	1.50

Less Distributions to Shareholders:
From net investment income	(0.38)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.54)	—

Net Asset Value, End of Period	$13.23	$11.50
Total return (d)(e)	20.30%	15.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net investment income (c)	4.13%	5.77	%(h)
Portfolio turnover rate	57%	48	%(f)
Net assets, end of period (000’s)	$14	$12

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.41	0.22
Net realized and unrealized gain on investments	1.76	1.24

Total from Investment Operations	2.17	1.46

Less Distributions to Shareholders:
From net investment income	(0.33)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.49)	—

Net Asset Value, End of Period	$13.14	$11.46
Total return (d)(e)	19.44%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net investment income (c)	3.38%	5.01	%(h)
Portfolio turnover rate	57%	48	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.49	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.48	0.24
Net realized and unrealized gain on investments	1.75	1.25

Total from Investment Operations	2.23	1.49

Less Distributions to Shareholders:
From net investment income	(0.36)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.52)	—

Net Asset Value, End of Period	$13.20	$11.49
Total return (d)(e)	19.97%	14.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net investment income (c)	3.88%	5.56	%(h)
Portfolio turnover rate	57%	48	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.51	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.39	0.25
Net realized and unrealized gain on investments	1.91	1.26

Total from Investment Operations	2.30	1.51

Less Distributions to Shareholders:
From net investment income	(0.39)	—
From net realized gains	(0.16)	—

Total Distributions to Shareholders	(0.55)	—

Net Asset Value, End of Period	$13.26	$11.51
Total return (d)(e)	20.62%	15.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	95.41%	499.41	%(h)
Net investment income (c)	3.08%	5.84	%(h)
Portfolio turnover rate	57%	48	%(f)
Net assets, end of period (000’s)	$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Banc of America Retirement 2020 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2020 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2020.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

17

Banc of America Retirement 2020 Portfolio, October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor, has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from
Ordinary Income*	$2,439
Long-Term Capital Gains	275

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$10,178	$2,616	$27,168

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

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Banc of America Retirement 2020 Portfolio, October 31, 2007

Unrealized appreciation and depreciation as of October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$32,924
Unrealized depreciation	(5,756)
Net unrealized appreciation	$27,168

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $17,760, of which $926 is unpaid.

19

Banc of America Retirement 2020 Portfolio, October 31, 2007

Transfer Agent Fees

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian if any, do not exceed 0.00% of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $1,416,716 and $153,296, respectively.

20

Banc of America Retirement 2020 Portfolio, October 31, 2007

Note 6. Shares of Beneficial Interest

As of October 31, 2007, 74.7% of the Portfolio’s shares outstanding, which were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities;

21

Banc of America Retirement 2020 Portfolio, October 31, 2007

instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and- desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC.) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

22

Banc of America Retirement 2020 Portfolio, October 31, 2007

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2020 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2020 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2006 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

24

Unaudited Information – Banc of America Retirement 2020 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long term capital gains of $2,716.

For non-corporate shareholders 49.22%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income distributed by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 1099-DIV Form.

42.71% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2007, qualifies for the corporate dividends received deduction.

25

Fund Governance – Banc of America Retirement 2020 Portfolio

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

26

Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2020 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various

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components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio informa tion and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

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Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUND

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc. 1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CFD are subsidiaries of Columbia Management Group, Inc. (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale

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economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower that the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.

16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.	CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

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III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the

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Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex- wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by

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examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*  *  *

Respectfully submitted,

Steven E. Asher

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40

Important Information About This Report

Banc of America Retirement 2020 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2020 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

41

Banc of America Retirement 2020 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-42/136865-1007 (12/07) 07-47313

Banc of America Retirement 2025 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service.

Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Banc of America Funds

Portfolio Profile – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+18.12% Class A shares

+18.36% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 18.12%. Class Z shares returned 18.36%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively. [1]

■	An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2025 Portfolio

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% — slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

2

Performance Information – Banc of America Retirement 2025 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2025 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)
Class A	12,899
Class C	12,756
Class R	12,851
Class Z	12,937

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	18.12	17.14	17.79	18.36
Life	19.65	18.71	19.33	19.89

Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	18.23	17.42	17.99	18.47
Life	18.52	17.66	18.26	18.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.66
Class C	2.41
Class R	1.91
Class Z	1.41

Annual operating expense ratio after contractual waivers (%)*

Class A	1.01
Class C	1.76
Class R	1.26
Class Z	0.76

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2025 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

3

Understanding Your Expenses – Banc of America Retirement 2025 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,077.78	1,023.44	1.83	1.79	0.35
Class C	1,000.00	1,000.00	1,072.89	1,019.66	5.75	5.60	1.10
Class R	1,000.00	1,000.00	1,076.22	1,022.18	3.14	3.06	0.60
Class Z	1,000.00	1,000.00	1,078.59	1,024.70	0.52	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2025 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Portfolio Managers’ Report – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	12.74
Class C	12.65
Class R	12.71
Class Z	12.76

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.14
Class C	0.09
Class R	0.12
Class Z	0.16

For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 18.12%. Class Z shares returned 18.36%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for approximately 80% of the portfolio’s total investments excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market, as well as the portfolio’s sole bond fund holding — Columbia Total Return Bond Fund — delivered solid, single-digit returns. However, the fund’s return fell just short of its benchmark.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

5

Portfolio Managers’ Report (continued) – Banc of America Retirement 2025 Portfolio

Portfolio Allocation

as of 10/31/07 (%)
Columbia Large Cap Enhanced Core Fund	29.1
Columbia Total Return Bond Fund	18.0
Columbia Multi-Advisor International Equity Fund	14.5
Columbia Marsico Focused Equities Fund	8.9
Columbia Large Cap Value Fund	7.7
Columbia Mid Cap Growth Fund	6.5
Columbia Mid Cap Value Fund	5.4
Columbia Small Cap Value Fund II	3.3
Columbia Small Cap Growth Fund II	2.4
Columbia Acorn International	2.2
Columbia Cash Reserves	2.0

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

6

Financial Statements – Banc of America Retirement 2025 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

7

Investment Portfolio – Banc of America Retirement 2025 Portfolio

October 31, 2007

		Shares	Value ($)
Investment Companies (a) – 99.1%
	Columbia Acorn International, Class Z	624	32,135
	Columbia Cash Reserves, Capital Class Shares	28,970	28,970
	Columbia Large Cap Enhanced Core Fund, Class Z	27,061	424,318
	Columbia Large Cap Value Fund, Class Z	7,287	112,212
	Columbia Marsico Focused Equities Fund, Class Z	4,844	129,780
	Columbia Mid Cap Growth Fund, Class Z	3,018	94,627
	Columbia Mid Cap Value Fund, Class Z	5,021	78,425
	Columbia Multi-Advisor International Equity Fund, Class Z	10,322	211,077
	Columbia Small Cap Growth Fund II, Class Z	2,234	35,165
	Columbia Small Cap Value Fund II, Class Z	3,247	48,646
	Columbia Total Return Bond Fund, Class Z	27,148	261,976

	Total Investment Companies (Cost of $1,416,795)		1,457,331
		Par ($)
Short-Term Obligation – 5.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07 at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 07/07/16, market value $82,500 (repurchase proceeds $78,009)	78,000	78,000

	Total Short-Term Obligation (Cost of $78,000)		78,000

	Total Investments – 104.4% (Cost of $1,494,795) (b)		1,535,331

	Other Assets & Liabilities, Net – (4.4)%		(64,885)

	Net Assets – 100.0%		1,470,446

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,499,140.

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Banc of America Retirement 2025 Portfolio

October 31, 2007

Assets	Repurchase agreement, at cost	$78,000
	Affiliated investments, at cost	1,416,795

	Total investments, at cost	1,494,795

	Repurchase agreement, at value	78,000
	Affiliated investments, at value	1,457,331

	Total investments, at value	1,535,331
	Cash	782
	Receivable for:
	Fund shares sold	10,404
	Interest	9
	Expense reimbursement due from Investment Advisor	34,343
	Other assets	702

	Total Assets	1,581,571

Liabilities	Payable for:
	Investment advisory fee	89
	Transfer agent fee	105
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Distribution and service fees	18
	Custody fee	899
	Legal fee	50,701
	Chief compliance officer expenses	47
	Other liabilities	10,593

	Total Liabilities	111,125

	Net Assets	1,470,446

Net Assets Consist of	Paid-in capital	1,212,247
	Undistributed net investment income	11,119
	Accumulated net realized gain	206,544
	Net unrealized appreciation on investments	40,536

	Net Assets	1,470,446

Class A
	Net assets	$12,896
	Shares outstanding	1,012
	Net asset value per share	$12.74

Class C
	Net assets	$12,759
	Shares outstanding	1,008
	Net asset value per share	$12.65	(a)

Class R
	Net assets	$12,849
	Shares outstanding	1,011
	Net asset value per share	$12.71

Class Z
	Net assets	$1,431,942
	Shares outstanding	112,227
	Net asset value price per share	$12.76

(a)	Net asset value rounds to $12.65 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Banc of America Retirement 2025 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	49,607
	Interest	2,536

	Total Investment Income	52,143

Expenses	Investment advisory fee	1,381
	Distribution fee:
	Class C	88
	Class R	59
	Service fee:
	Class A	29
	Class C	29
	Transfer agent fee	286
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,341
	Legal fee	55,244
	Registration fee	40,528
	Reports to shareholders	22,626
	Chief compliance officer expenses	460
	Other expenses	3,912

	Total Expenses	219,652

	Fees and expenses waived/reimbursed by Investment Advisor	(218,066)

	Net Expenses	1,586

	Net Investment Income	50,557

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on:
	Affiliated investments	151,350
	Capital gains distributions received from affiliated investments	56,314

	Net realized gain	207,664

	Net change in unrealized depreciation on affiliated investments	(73,684)

	Net Gain	133,980

	Net Increase Resulting from Operations	184,537

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Banc of America Retirement 2025 Portfolio

Increase (Decrease) in Net Assets		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($) (a)
Operations	Net investment income	50,557	5,552
	Net realized gain on affiliated investments and capital gains distributions received from affiliated investments	207,664	1,100
	Net change in unrealized appreciation (depreciation) on affiliated investments	(73,684)	114,220

	Net Increase Resulting from Operations	184,537	120,872

Distributions to Shareholders	From net investment income:
	Class A	(133)	—
	Class C	(87)	—
	Class R	(118)	—
	Class Z	(44,652)	—
	From net realized gains:
	Class A	(8)	—
	Class C	(7)	—
	Class R	(7)	—
	Class Z	(2,198)	—

	Total Distributions to Shareholders	(47,210)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	141	—

	Net Increase	141	10,000

	Class C:
	Subscriptions	94	10,000

	Net Increase	94	10,000

	Class R:
	Subscriptions	125	10,000

	Net Increase	125	10,000

	Class Z:
	Subscriptions	1,867,068	3,373,953
	Distributions reinvested	278	—
	Redemptions	(4,006,012)	(53,400)

	Net Increase (Decrease)	(2,138,666)	3,320,553
	Net Increase (Decrease) from Share Transactions	(2,138,306)	3,350,553

	Total Increase (Decrease) in Net Assets	(2,000,979)	3,471,425

Net Assets	Beginning of period	3,471,425	—
	End of period	1,470,446	3,471,425
	Undistributed net investment income, at end of period	11,119	5,552

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2025 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	12	—

	Net Increase	12	1,000

	Class C:
	Subscriptions	8	1,000

	Net Increase	8	1,000

	Class R:
	Subscriptions	11	1,000

	Net Increase	11	1,000

	Class Z:
	Subscriptions	153,223	319,521
	Distributions reinvested	24	—
	Redemptions	(355,591)	(4,950)

	Net Increase (Decrease)	(202,344)	314,571

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.39	0.21
Net realized and unrealized gain on investments	1.57	0.71

Total from Investment Operations	1.96	0.92

Less Distributions to Shareholders:
From net investment income	(0.13)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.14)	—

Net Asset Value, End of Period	$12.74	$10.92
Total return (d)(e)	18.12%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net investment income (c)	3.31%	5.01	%(h)
Portfolio turnover rate	142%	6	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.89	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30	0.18
Net realized and unrealized gain on investments	1.55	0.71

Total from Investment Operations	1.85	0.89

Less Distributions to Shareholders:
From net investment income	(0.08)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.09)	—

Net Asset Value, End of Period	$12.65	$10.89
Total return (d)(e)	17.14%	8.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net investment income (c)	2.57%	4.27	%(h)
Portfolio turnover rate	142%	6	% (f)
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares `	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.91	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.36	0.20
Net realized and unrealized gain on investments	1.56	0.71

Total from Investment Operations	1.92	0.91

Less Distributions to Shareholders:
From net investment income	(0.11)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.12)	—

Net Asset Value, End of Period	$12.71	$10.91
Total return (d)(e)	17.79%	9.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net investment income (c)	3.05%	4.78	%(h)
Portfolio turnover rate	142%	6	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.42	0.07
Net realized and unrealized gain on investments	1.57	0.86

Total from Investment Operations	1.99	0.93

Less Distributions to Shareholders:
From net investment income	(0.15)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.16)	—

Net Asset Value, End of Period	$12.76	$10.93
Total return (d)(e)	18.36%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	15.90%	24.82	%(h)
Net investment income (c)	3.71%	1.45	%(h)
Portfolio turnover rate	142%	6	%(f)
Net assets, end of period (000’s)	$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Banc of America Retirement 2025 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2025 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2025.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

17

Banc of America Retirement 2025 Portfolio, October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor, has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from
Ordinary Income*	$46,693
Long-Term Capital Gains	517

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$167,965	$54,043	$36,191

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

18

Banc of America Retirement 2025 Portfolio, October 31, 2007

Unrealized appreciation and depreciation as of October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$42,016
Unrealized depreciation	(5,825)
Net unrealized appreciation	$36,191

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $17,760, of which $926 is unpaid.

19

Banc of America Retirement 2025 Portfolio, October 31, 2007

Transfer Agent Fees

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian if any, do not exceed 0.00% of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

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Banc of America Retirement 2025 Portfolio, October 31, 2007

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $1,875,368 and $4,123,253, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, 79.2% of the Portfolio’s shares outstanding which were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain

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Banc of America Retirement 2025 Portfolio, October 31, 2007

specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and- desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisor, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as

22

Banc of America Retirement 2025 Portfolio, October 31, 2007

defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2025 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2025 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2006 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

24

Unaudited Information – Banc of America Retirement 2025 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long term capital gains of $54,188.

20.96% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2007, qualifies for the corporate dividends received deduction.

For non-corporate shareholders 31.66%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income earned by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 1099-DIV Form.

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Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

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Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2025 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http:/www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services . The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses. The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

29

The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate. The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA. The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

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Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees.... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees using an annual independent written evaluation prepared by or under the direction of.... the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report. Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not,

33

however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.
16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19. CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

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III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference

35

can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM in as much as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.

Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the

36

Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*    *    *

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Banc of America Retirement 2025 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2025 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

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Banc of America Retirement 2025 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-42/137074-1007 (12/07) 07-47223

Banc of America Retirement 2030 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+20.32% Class A shares

+20.74% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 20.32%. Class Z shares returned 20.74%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■	An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2030 Portfolio

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

2

Performance Information – Banc of America Retirement 2030 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2030 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)
Class A	13,621
Class C	13,475
Class R	13,572
Class Z	13,679

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	20.32	19.46	20.11	20.74
Life	24.33	23.39	24.01	24.70
Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	24.07	23.05	23.72	24.29
Life	23.40	22.46	23.14	23.73

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.70
Class C	2.45
Class R	1.95
Class Z	1.45

Annual operating expense ratio after contractual waivers (%)*

Class A	1.05
Class C	1.80
Class R	1.30
Class Z	0.80

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurrred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2030 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

3

Understanding Your Expenses – Banc of America Retirement 2030 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.78	1,023.44	1.83	1.79	0.35
Class C	1,000.00	1,000.00	1,073.00	1,019.66	5.75	5.60	1.10
Class R	1,000.00	1,000.00	1,075.21	1,022.18	3.14	3.06	0.60
Class Z	1,000.00	1,000.00	1,078.39	1,024.70	0.52	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2030 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Portfolio Managers’ Report – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	13.18
Class C	13.09
Class R	13.15
Class Z	13.22

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.39
Class C	0.34
Class R	0.37
Class Z	0.40

For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 20.32%. Class Z shares returned 20.74%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for approximately 75% of the portfolio’s total investments, excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market, as well as the portfolio’s sole bond fund holding —Columbia Total Return Bond Fund — delivered solid, single-digit returns. However, the fund’s return fell just short of its benchmark.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

5

Portfolio Managers’ Report (continued) – Banc of America Retirement 2030 Portfolio

Portfolio Allocation
as of 10/31/07 (%)
Columbia Large Cap Enhanced Core Fund	30.4
Columbia Multi-Advisor International Equity Fund	14.7
Columbia Total Return Bond Fund	12.9
Columbia Marsico Focused Equities Fund	9.7
Columbia Large Cap Value Fund	8.7
Columbia Mid Cap Growth Fund	6.9
Columbia Mid Cap Value Fund	5.8
Columbia Small Cap Value Fund II	3.7
Columbia Acorn International	2.7
Columbia Small Cap Growth Fund II	2.5
Columbia Cash Reserves	2.0

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

6

Financial Statements – Banc of America Retirement 2030 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

7

Investment Portfolio – Banc of America Retirement 2030 Portfolio

October 31, 2007

		Shares	Value ($)
Investment Companies (a) – 99.3%
	Columbia Acorn International, Class Z	852	43,853
	Columbia Cash Reserves, Capital Class Shares	32,115	32,115
	Columbia Large Cap Enhanced Core Fund, Class Z	31,407	492,457
	Columbia Large Cap Value Fund, Class Z	9,184	141,431
	Columbia Marsico Focused Equities Fund, Class Z	5,883	157,614
	Columbia Mid Cap Growth Fund, Class Z	3,547	111,208
	Columbia Mid Cap Value Fund, Class Z	6,023	94,076
	Columbia Multi-Advisor International Equity Fund, Class Z	11,634	237,921
	Columbia Small Cap Growth Fund II, Class Z	2,594	40,831
	Columbia Small Cap Value Fund II, Class Z	4,014	60,122
	Columbia Total Return Bond Fund, Class Z	21,545	207,913

	Total Investment Companies (Cost of $1,580,971)		1,619,541
		Par ($)
Short-Term Obligation – 5.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, at 4.200%, due 11/01/07, collateralized by a U.S. Treasury Obligation maturing 07/07/16, market value $87,656 (repurchase proceeds $82,010)	82,000	82,000

	Total Short-Term Obligation (Cost of $82,000)		82,000

	Total Investments – 104.3% (Cost of $1,662,971) (b)		1,701,541

	Other Assets & Liabilities, Net – (4.3)%		(70,694)

	Net Assets – 100.0%		1,630,847

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,664,695.

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Banc of America Retirement 2030 Portfolio

October 31, 2007

	Repurchase agreement, at cost	$82,000
Assets	Affiliated investments, at cost	1,580,971

	Total investments, at identified cost	1,662,971

	Repurchase agreement, at value	82,000
	Affiliated investments, at value	1,619,541

	Total investments, at value	1,701,541
	Cash	660
	Receivable for:
	Fund shares sold	58,583
	Interest	10
	Expense reimbursement due from Investment Advisor	30,734

	Total Assets	1,791,528

Liabilities	Payable for:
	Investments purchased	50,250
	Investment advisory fee	84
	Transfer agent fee	117
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Custody fee	899
	Legal fee	50,701
	Distribution and service fees	20
	Chief compliance officer expenses	47
	Other liabilities	9,890

	Total Liabilities	160,681

	Net Assets	1,630,847

Net Assets Consist of	Paid-in capital	1,581,163
	Undistributed net investment income	5,966
	Accumulated net realized gain	5,148
	Net unrealized appreciation on investments	38,570

	Net Assets	1,630,847

Class A
	Net assets	$13,625
	Shares outstanding	1,034
	Net asset value and offering price per share	$13.18

Class C
	Net assets	$13,480
	Shares outstanding	1,029
	Net asset value and offering price per share	$13.09	(a)

Class R
	Net assets	$13,575
	Shares outstanding	1,032
	Net asset value and offering price per share	$13.15

Class Z
	Net assets	$1,590,167
	Shares outstanding	120,326
	Net asset value and offering price per share	$13.22

(a)	Net asset value rounds to $13.09 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Banc of America Retirement 2030 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	5,545
	Interest	2,399

	Total Investment Income	7,944

Expenses	Investment advisory fee	262
	Distribution fee:
	Class C	93
	Class R	62
	Service fee:
	Class A	31
	Class C	31
	Transfer agent fee	366
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,342
	Legal fee	55,244
	Registration fee	39,684
	Reports to shareholders	22,610
	Chief compliance officer expenses	460
	Other expenses	3,896

	Total Expenses	217,750

	Fees and expenses waived/reimbursed by Investment Advisor	(217,271)

	Net Expenses	479

	Net Investment Income	7,465

Net Realized and Unrealized Gain on Investments	Net realized gain on:
	Affiliated investments	1,801
	Capital gains distributions received from affiliated investments	4,330

	Net realized gain	6,131

	Net change in unrealized appreciation on affiliated investments	31,905

	Net Gain	38,036

	Net Increase Resulting from Operations	45,501

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Banc of America Retirement 2030 Portfolio

Increase (Decrease) in Net Assets		Year Ended October 31, 2007($)	Period Ended October 31, 2006($)(a)
Operations	Net investment income	7,465	1,230
	Net realized gain on affiliated investments and capital gains distributions received from affiliated investments	6,131	112
	Net change in unrealized appreciation on affiliated investments	31,905	6,665

	Net Increase Resulting from Operations	45,501	8,007

Distributions to Shareholders	From net investment income:
	Class A	(276)	—
	Class C	(229)	—
	Class R	(261)	—
	Class Z	(1,963)	—
	From net realized gains:
	Class A	(113)	—
	Class C	(113)	—
	Class R	(113)	—
	Class Z	(757)	—

	Total Distributions to Shareholders	(3,825)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	389	—

	Net Increase	389	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	342	—

	Net Increase	342	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	374	—

	Net Increase	374	10,000

	Class Z:
	Subscriptions	1,560,705	35,000
	Distributions reinvested	2,720	—
	Redemptions	(48,366)	—

	Net Increase	1,515,059	35,000
	Net Increase from Share Transactions	1,516,164	65,000

	Total Increase in Net Assets	1,557,840	73,007

Net Assets	Beginning of period	73,007	—
	End of period	1,630,847	73,007
	Undistributed net investment income, at end of period	5,966	1,230

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2030 Portfolio

		Year Ended October 31, 2007($)	Period Ended October 31, 2006($)(a)

Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	34	—

	Net Increase	34	1,000

	Class C:
	Subscriptions	—	1,000
	Distributions reinvested	29	—

	Net Increase	29	1,000

	Class R:
	Subscriptions	—	1,000
	Distributions reinvested	32	—

	Net Increase	32	1,000

	Class Z:
	Subscriptions	120,591	3,451
	Distributions reinvested	234	—
	Redemptions	(3,950)	—

	Net Increase	116,875	3,451

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.32	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.43	0.22
Net realized and unrealized gain on investments	1.82	1.10

Total from Investment Operations	2.25	1.32

Less Distributions to Shareholders:
From net investment income	(0.28)	—
From net realized gains	(0.11)	—

Total Distributions to Shareholders	(0.39)	—

Net Asset Value, End of Period	$13.18	$11.32
Total return (d)(e)	20.32%	13.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net investment income (c)	3.56%	5.12	%(h)
Portfolio turnover rate	35%	40	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.28	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.34	0.19
Net realized and unrealized gain on investments	1.81	1.09

Total from Investment Operations	2.15	1.28

Less Distributions to Shareholders:
From net investment income	(0.23)	—
From net realized gains	(0.11)	—

Total Distributions to Shareholders	(0.34)	—

Net Asset Value, End of Period	$13.09	$11.28
Total return (d)(e)	19.46%	12.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net investment income (c)	2.79%	4.37	%(h)
Portfolio turnover rate	35%	40	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	Year Ended October 31, 2007 (a)	Period Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.30	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.40	0.23
Net realized and unrealized gain on investments	1.82	1.07

Total from Investment Operations	2.22	1.30

Less Distributions to Shareholders:
From net investment income	(0.26)	—
From net realized gains	(0.11)	—

Total Distributions to Shareholders	(0.37)	—

Net Asset Value, End of Period	$13.15	$11.30
Total return (d)(e)	20.11%	13.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net investment income (c)	3.29%	4.65	%(h)
Portfolio turnover rate	35%	40	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.35	0.20
Net realized and unrealized gain on investments	1.94	1.13

Total from Investment Operations	2.29	1.33

Less Distributions to Shareholders:
From net investment income	(0.29)	—
From net realized gains	(0.11)	—

Total Distributions to Shareholders	(0.40)	—

Net Asset Value, End of Period	$13.22	$11.33
Total return (d)(e)	20.74%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	83.46%	361.18	%(h)
Net investment income (c)	2.81%	5.42	%(h)
Portfolio turnover rate	35%	40	%(f)
Net assets, end of period (000’s)	$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Banc of America Retirement 2030 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2030 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2030.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Banc of America Retirement 2030 Portfolio, October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor, has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2007, permanent book and tax basis differences resulting primarily from differing treatments for wash sales deferrals were identified and reclassified among the components of the Portfolio’s net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$—	$1	$(1)

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Banc of America Retirement 2030 Portfolio, October 31, 2007

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Ordinary Income*	$3,251
Long-Term Capital Gains	574

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$8,865	$3,972	$36,846

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation as of October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$43,753
Unrealized depreciation	(6,907)
Net unrealized appreciation	$36,846

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled

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Banc of America Retirement 2030 Portfolio, October 31, 2007

to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $17,760, of which $926 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

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Banc of America Retirement 2030 Portfolio, October 31, 2007

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008, so that total annual operating expenses (excluding investment advisory distribution and shareholder servicing fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian do not exceed 0.00% of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $1,543,225 and $108,311, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, 63.9% of the Portfolio’s shares outstanding which were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Portfolio also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the

21

Banc of America Retirement 2030 Portfolio, October 31, 2007

Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and- desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively

22

Banc of America Retirement 2030 Portfolio, October 31, 2007

“BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2030 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2030 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for the year then ended and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

24

Unaudited Information – Banc of America Retirement 2030 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long term capital gains of $4,072.

For non-corporate shareholders, 54.83%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation. Act of 2003, of income distributed by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 Form 1099-DIV.

43.80% of the ordinary income distributed by the Portfolio for the year ended October 31, 2007, qualifies for the corporate dividend received deduction.

25

Fund Governance – Banc of America Retirement 2030 Portfolio

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

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Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement – Banc of America Retirement 2030 Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2030 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper

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to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits

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are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUND

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc. 1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees…to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of…the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CFD are subsidiaries of Columbia Management Group, Inc. (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1-fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale

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economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower that the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.

16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.

CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by

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the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee)

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or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex- wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

36

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*                *                *

Respectfully submitted,

Steven E. Asher

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40

Important Information About This Report

Banc of America Retirement 2030 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2030 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

41

Banc of America Retirement 2030 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC - 42/137075-1007 (12/07) 07-47314

Banc of America Retirement 2035 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Portfolio Profile – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+19.25% Class A shares

+19.57% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 19.25%. Class Z shares returned 19.57%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■	An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

1

Economic Update – Banc of America Retirement 2035 Portfolio

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% — slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

2

Performance Information – Banc of America Retirement 2035 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2035 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)
Class A	13,034
Class C	12,891
Class R	12,986
Class Z	13,081

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	19.25	18.26	18.92	19.57
Life	20.52	19.59	20.21	20.84

Average annual total as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	19.44	18.63	19.11	19.78
Life	19.26	18.40	18.92	19.59

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.71
Class C	2.46
Class R	1.96
Class Z	1.46

Annual operating expense ratio after contractual waivers (%)*

Class A	1.06
Class C	1.81
Class R	1.31
Class Z	0.81

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2035 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

3

Understanding Your Expenses – Banc of America Retirement 2035 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.28	1,023.44	1.84	1.79	0.35
Class C	1,000.00	1,000.00	1,078.39	1,019.66	5.76	5.60	1.10
Class R	1,000.00	1,000.00	1,081.62	1,022.18	3.15	3.06	0.60
Class Z	1,000.00	1,000.00	1,084.89	1,024.70	0.53	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2035 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

4

Portfolio Managers’ Report – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	12.88
Class C	12.79
Class R	12.85
Class Z	12.91

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.13
Class C	0.09
Class R	0.12
Class Z	0.15

For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 19.25%. Class Z shares returned 19.57%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the fund’s position in stock funds, which accounted for approximately 90% of the portfolio’s total investments excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market, as well as the portfolio’s sole bond fund holding — Columbia Total Return Bond Fund — delivered solid, single-digit returns. However, the fund’s return fell just short of its benchmark.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

5

Portfolio Managers’ Report (continued) – Banc of America Retirement 2035 Portfolio

Portfolio Allocation

as of 10/31/07 (%)
Columbia Large Cap Enhanced Core Fund	29.7

Columbia Multi-Advisor International Equity Fund	15.4
Columbia Marsico Focused Equities Fund	10.8

Columbia Large Cap Value Fund	9.6
Columbia Total Return Bond Fund	7.8

Columbia Mid Cap Growth Fund	7.6
Columbia Mid Cap Value Fund	6.5

Columbia Small Cap Value Fund II	4.3
Columbia Acorn International	3.4

Columbia Small Cap Growth Fund II	3.0
Columbia Cash Reserves	1.9

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

6

Financial Statements – Banc of America Retirement 2035 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

7

Investment Portfolio – Banc of America Retirement 2035 Portfolio

October 31, 2007

	Shares	Value ($)
Investment Companies (a) – 99.9%
Columbia Acorn International, Class Z	1,242	63,906
Columbia Cash Reserves, Capital Class Shares	37,147	37,147
Columbia Large Cap Enhanced Core Fund, Class Z	36,024	564,861
Columbia Large Cap Value Fund, Class Z	11,858	182,606
Columbia Marsico Focused Equities Fund, Class Z	7,666	205,362
Columbia Mid Cap Growth Fund, Class Z	4,613	144,629
Columbia Mid Cap Value Fund, Class Z	7,912	123,584
Columbia Multi-Advisor International Equity Fund, Class Z	14,329	293,034
Columbia Small Cap Growth Fund II, Class Z	3,620	56,974
Columbia Small Cap Value Fund II, Class Z	5,423	81,235
Columbia Total Return Bond Fund, Class Z	15,329	147,921

Total Investment Companies (Cost of $1,823,071)		1,901,259

	Par ($)
Short-Term Obligation – 4.0%
Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07 at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 07/07/16, market value $82,500 (repurchase proceeds $76,009)	76,000	76,000

Total Short-Term Obligation (Cost of $76,000)		76,000

Total Investments – 103.9% (Cost of $1,899,071) (b)		1,977,259

Other Assets & Liabilities, Net – (3.9)%		(74,507)

Net Assets – 100.0%		1,902,752

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,907,230.

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Banc of America Retirement 2035 Portfolio

October 31, 2007

Assets	Repurchase agreement, at cost	$76,000
	Affiliated investments, at cost	1,823,071

	Total investments, at cost	1,899,071

	Repurchase agreement, at value	76,000
	Affiliated investments, at value	1,901,259

	Total investments, at value	1,977,259
	Cash	774
	Receivable for:
	Fund shares sold	4,500
	Interest	9
	Expense reimbursement due from Investment Advisor	32,138

	Total Assets	2,014,680

Liabilities	Payable for:
	Investments purchased	4,500
	Investment advisory fee	113
	Transfer agent fee	115
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Custody fee	899
	Legal fee	50,701
	Distribution and service fees	18
	Chief compliance officer expenses	7
	Other liabilities	6,902

	Total Liabilities	111,928

	Net Assets	1,902,752

Net Assets Consist of	Paid-in capital	1,606,387
	Undistributed net investment income	11,498
	Accumulated net realized gain	206,679
	Net unrealized appreciation on investments	78,188

	Net Assets	1,902,752

Class A	Net assets	$13,030
	Shares outstanding	1,012
	Net asset value per share	$12.88

Class C	Net assets	$12,892
	Shares outstanding	1,008
	Net asset value per share	$12.79

Class R	Net assets	$12,982
	Shares outstanding	1,011
	Net asset value per share	$12.85	(a)

Class Z	Net assets	$1,863,848
	Shares outstanding	144,400
	Net asset value per share	$12.91

(a)	Net asset value rounds to $12.85 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Banc of America Retirement 2035 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	47,012
	Interest	2,995

	Total Investment Income	50,007

Expenses	Investment advisory fee	1,462
	Distribution fee:
	Class C	89
	Class R	59
	Service fee:
	Class A	30
	Class C	29
	Transfer agent fee	448
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,341
	Legal fee	55,244
	Registration fee	40,382
	Reports to shareholders	17,146
	Chief compliance officer expenses	420
	Other expenses	3,912

	Total Expenses	214,231

	Fees and expenses waived/reimbursed by Investment Advisor	(212,562)

	Net Expenses	1,669

	Net Investment Income	48,338

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on:
	Affiliated investments	140,496
	Capital gain distributions received from affiliated investments	67,453

	Net Realized Gain	207,949

	Net change in unrealized depreciation on affiliated investments	(38,742)

	Net Gain	169,207

	Net Increase Resulting from Operations	217,545

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Banc of America Retirement 2035 Portfolio

Increase (Decrease) in Net Assets		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($) (a)
Operations	Net investment income	48,338	3,847
	Net realized gain on affiliated investments and capital gains distributions received from affiliated investments	207,949	282
	Net change in unrealized appreciation (depreciation) on affiliated investments	(38,742)	116,930

	Net Increase Resulting from Operations	217,545	121,059

Distributions to Shareholders	From net investment income:
	Class A	(129)	—
	Class C	(83)	—
	Class R	(114)	—
	Class Z	(40,361)	—
	From net realized gains:
	Class A	(6)	—
	Class C	(6)	—
	Class R	(6)	—
	Class Z	(1,534)	—

	Total Distributions to Shareholders	(42,239)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	135	—

	Net Increase	135	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	89	—

	Net Increase	89	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	120	—

	Net Increase	120	10,000

	Class Z:
	Subscriptions	2,201,667	3,016,357
	Distributions reinvested	945	—
	Redemptions	(3,612,784)	(30,142)

	Net Increase (Decrease)	(1,410,172)	2,986,215
	Net Increase (Decrease) from Share Transactions	(1,409,828)	3,016,215

	Total Increase (Decrease) in Net Assets	(1,234,522)	3,137,274

Net Assets	Beginning of period	3,137,274	—
	End of period	1,902,752	3,137,274
	Undistributed net investment income, at end of period	11,498	3,847

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2035 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	12	—

	Net Increase	12	1,000

	Class C:
	Subscriptions	—	1,000
	Distributions reinvested	8	—

	Net Increase	8	1,000

	Class R:
	Subscriptions	—	1,000
	Distributions reinvested	11	—

	Net Increase	11	1,000

	Class Z:
	Subscriptions	179,204	286,516
	Distributions reinvested	83	—
	Redemptions	(318,589)	(2,814)

	Net Increase (Decrease)	(139,302)	283,702

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.33	0.20
Net realized and unrealized gain on investments	1.75	0.73

Total from Investment Operations	2.08	0.93

Less Distributions to Shareholders:
From net investment income	(0.12)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.13)	—

Net Asset Value, End of Period	$12.88	$10.93
Total return (d)(e)	19.25%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net investment income (c)	2.79%	4.65	%(h)
Portfolio turnover rate	161%	5	%(f)
Net assets, end of period (000’s)	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.90	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.24	0.17
Net realized and unrealized gain on investments	1.74	0.73

Total from Investment Operations	1.98	0.90

Less Distributions to Shareholders:
From net investment income	(0.08)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.09)	—

Net Asset Value, End of Period	$12.79	$10.90
Total return (d)(e)	18.26%	9.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net investment income (c)	2.04%	3.88	%(h)
Portfolio turnover rate	161%	5	% (f)
Net assets, end of period (000’s)	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30	0.19
Net realized and unrealized gain on investments	1.75	0.73

Total from Investment Operations	2.05	0.92

Less Distributions to Shareholders:
From net investment income	(0.11)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.12)	—

Net Asset Value, End of Period	$12.85	$10.92
Total return (d)(e)	18.92%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net investment income (c)	2.51%	4.41	%(h)
Portfolio turnover rate	161%	5	% (f)
Net assets, end of period (000’s)	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.94	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.39	0.05
Net realized and unrealized gain on investments	1.73	0.89

Total from Investment Operations	2.12	0.94

Less Distributions to Shareholders:
From net investment income	(0.14)	—
From net realized gains	(0.01)	—

Total Distributions to Shareholders	(0.15)	—

Net Asset Value, End of Period	$12.91	$10.94
Total return (d)(e)	19.57%	9.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	14.60%	27.33	%(h)
Net investment income (c)	3.34%	1.08	%(h)
Portfolio turnover rate	161%	5	% (f)
Net assets, end of period (000’s)	$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements– Banc of America Retirement 2035 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2035 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2035.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

17

Banc of America Retirement 2035 Portfolio, October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor, has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts. If any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from
Ordinary Income*	$41,675
Long-Term Capital Gains	564
*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

18

Banc of America Retirement 2035 Portfolio, October 31, 2007

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$160,381	$65,955	$70,029

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation as of October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$76,659
Unrealized depreciation	(6,630)
Net unrealized appreciation	$70,029

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State

19

Banc of America Retirement 2035 Portfolio, October 31, 2007

Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $17,760 of which $926 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008, so that total

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Banc of America Retirement 2035 Portfolio, October 31, 2007

annual operating expenses (excluding investment advisory and shareholder servicing fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian do not exceed 0.00% of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $2,295,708 and $3,702,695, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, the Portfolio had one shareholder that held 6.8% of the Porfolio’s shares outstanding which were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

As of October 31, 2007, the Portfolio had two shareholders that held 60.1% of the Porfolio’s shares outstanding, over which BOA and/or any of its affiliates did not have joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Portfolio also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying

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Banc of America Retirement 2035 Portfolio, October 31, 2007

Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC.), and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

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Banc of America Retirement 2035 Portfolio, October 31, 2007

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action —Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2035 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2035 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for the year then ended and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

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Unaudited Information – Banc of America Retirement 2035 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long term capital gains of $66,113.

For non-corporate shareholders, 68.00%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income earned by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 Form 1099-DIV.

56.88% of the ordinary income distributed by the Portfolio for the year ended October 31, 2007, qualifies for the corporate dividend received deduction.

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Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

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Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

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Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Board Consideration and Re-Approval of Investment Advisory Agreement – Banc of America Retirement 2035 Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2035 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses

The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

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The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability

The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA

The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and

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the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review

As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees… to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees…using…an annual independent written evaluation prepared by or under the direction of… the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been

[1]	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

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combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1-year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Lipper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1- fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

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E. Possible Economies of Scale

11.	CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.

16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management-only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.

CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America (“PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these

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payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

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8)	Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.

Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is

36

undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*                *                *

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Banc of America Retirement 2035 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2035 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds.com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com

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Banc of America Retirement 2035 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC - 42/136977 - 1007 (12/07) 07 - 47315

Banc of America Retirement 2040 Portfolio

Annual Report – October 31, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in the portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in the portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to the portfolio and the underlying funds and may be compensated in connection with the sale of the portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Banc of America Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your portfolio has performed over time. These tables can be very useful for evaluating how your portfolio has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Banc of America Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your portfolio.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the portfolio’s performance, along with a comparison of the portfolio’s performance versus the relevant benchmark indices.

The portfolio manager will also discuss market conditions that impacted the portfolio, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Portfolio Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the portfolio’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the portfolio’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your portfolio save money while at the same time preserve precious natural resources. For even more information about your portfolio, visit our web site at www.bancofamericafunds.com. There you will find prospectuses and shareholder reports for the portfolios in the Banc of America Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Banc of America Funds.

Sincerely,

Christopher L. Wilson

President, Banc of America Funds

Portfolio Profile – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/07

+21.53% Class A shares

+21.76% Class Z shares

+14.56% S&P 500 Index

+5.38% Lehman Brothers U.S. Aggregate Bond Index

Summary

■	For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 21.53%. Class Z shares returned 21.76%.

■	The portfolio’s return was higher than the returns of its equity and fixed-income benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, respectively.[1]

■	An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Portfolio Management

Vikram Kuriyan, Ph.D. has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, Ph.D. has co-managed the portfolio since August 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 1998.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Economic Update – Banc of America Retirement 2040 Portfolio

The U.S. economy experienced subpar growth during the first half of the 12-month period that began November 1, 2006 and ended October 31, 2007. An already fragile housing sector struggled to withstand turmoil in the subprime mortgage market, which issues loans to homebuyers with questionable credit records and/or little money for down payments. Rising delinquencies and foreclosures put additional pressure on home sales and triggered a credit crunch that reverberated through global markets. Rising energy prices pinched household budgets and higher industrial metals prices drove up manufacturing costs. In August, consumer confidence retreated from a six-year high and continued to fall through the end of the period.

Economic growth picked up in the second half of the 12-month period, averaging just under 4.0% for the second and third quarters of 2007, as a strong labor market continued to buoy consumer spending. Job growth slowed, yet remained solid with over 100,000 new jobs added each month, on average, during the period. A strong job market suggests that businesses have retained sufficient confidence to continue hiring and that consumer spending may still have some support. However, recent numbers on both consumer spending and manufacturing activity suggest that the economy lost some momentum in the final months of the period.

In mid-August, the Federal Reserve Board (the Fed) stepped in to quiet the credit markets with a cut to its primary discount rate — the rate at which the Fed loans money to member banks. In September and October, the Fed cut another key short-term rate — the federal funds rate — to further loosen the reins on credit and inspire confidence in the capital markets, both at home and abroad. At the end of the period, the federal funds rate stood at 4.50%.

Despite volatility, stocks advanced broadly

Against a shifting economic backdrop, corporate profits were better than expected in the first half of 2007 and the U.S. stock market staged a broad rally that took all major stock market averages higher for the 12-month period. However, the volatility that rocked the credit markets midway through the summer spilled over to the stock market and claimed some of its earlier gains. The S&P 500 Index returned 14.56% for the 12-month period. Large- and mid-cap stocks outperformed small-cap stocks, as measured by their respective Russell indices.1 Growth stocks outperformed value stocks by a significant margin. As the dollar plunged to a record low against the euro and multi-year lows versus a number of other currencies, investors reaped significant returns from investments outside the U.S. The MSCI EAFE Index, a broad gauge of stock market performance in developed markets outside the United States, gained 24.91% (in U.S. dollars) for the period. Emerging stock markets, both collectively and individually, were the top performers. The MSCI Emerging Markets Index returned 68.33% (in U.S. dollars) as demand for exports as well as domestic infrastructure expansion continued.2

Bonds delivered respectable gains

The U.S. bond market seesawed during the 12-month period. As investors anticipated a Fed rate cut, bond prices rose and yields declined across the maturity spectrum. However, a rate cut became less likely when the economy perked up in the second quarter of 2007 and bond prices slid while yields rose. Then, yields fell and higher quality bond prices rose as investors retreated from riskier investments to the safety of the U.S. Treasury market. The benchmark 10-year U.S. Treasury yield ended the 12-month period at 4.47% — slightly lower than where it began the year. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned a respectable 5.38%. High-yield bonds continued to lead the fixed-income markets. However, their gains were cut short near the end of the period. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 6.76%.

[1]

The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

[2]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance in the global emerging markets.

Past performance is no guarantee of future results.

Summary

For the 12-month period that ended October 31, 2007

■	The broad U.S. stock market, as measured by the S&P 500 Index, returned 14.56%. Stock markets outside the United States were even stronger, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

14.56%	24.91%

■

Despite volatility, the Lehman Brothers U.S. Aggregate Bond Index delivered a respectable return. High-yield bonds, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index, led the U.S. fixed-income markets.

Lehman Index	Merrill Lynch Index

5.38%	6.76%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2040 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/07

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2040 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and at least one year to final maturity. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/07 ($)
Class A	13,781
Class C	13,637
Class R	13,733
Class Z	13,819

Average annual total return as of 10/31/07 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	21.53	20.57	21.21	21.76
Life	25.36	24.43	25.05	25.60

Average annual total return as of 09/30/07 (%)

Share class	A	C	R	Z
1-year	25.60	24.70	25.27	25.84
Life	24.27	23.35	23.94	24.54

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.76
Class C	2.51
Class R	2.01
Class Z	1.51

Annual operating expense ratio after contractual waivers (%)*

Class A	1.11
Class C	1.86
Class R	1.36
Class Z	0.86

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 07/31/08. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2040 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no Rule 12b-1 fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2040 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. It is important to note that the portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

05/01/07 – 10/31/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,086.71	1,023.44	1.84	1.79	0.35
Class C	1,000.00	1,000.00	1,082.88	1,019.66	5.77	5.60	1.10
Class R	1,000.00	1,000.00	1,085.09	1,022.18	3.15	3.06	0.60
Class Z	1,000.00	1,000.00	1,087.41	1,024.70	0.53	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2040 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/07 ($)
Class A	13.54
Class C	13.45
Class R	13.51
Class Z	13.56

Distributions declared per share

11/01/06 – 10/31/07 ($)
Class A	0.21
Class C	0.16
Class R	0.20
Class Z	0.23

For the 12-month period ended October 31, 2007, the portfolio’s Class A shares returned 21.53%. Class Z shares returned 21.76%.1 The portfolio’s return was higher than both its benchmarks, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index, which returned 14.56% and 5.38%, respectively.2 An emphasis on stock funds over bond funds, strong performance from the portfolio’s equity fund holdings and exposure to international equity funds contributed to its solid return.

Economic and profit growth helped buoy stock market

Although the pace of U.S. profit growth slowed during the 12-month period covered by this report, it remained solid enough to inspire investor confidence as economic growth remained solid, and all major segments of the stock market rose during the period. As a result, the portfolio’s position in stock funds, which accounted for approximately 95% of the portfolio’s total investments excluding short-term investments, helped boost its return. In addition, eight of the portfolio’s nine stock funds outperformed their respective benchmarks. Columbia Small Cap Value Fund II and Columbia Mid Cap Value Fund were especially strong, with returns of 14.13% and 16.63%, respectively compared to 2.05% for the Russell 2000 Value Index and 9.73% for the Russell Midcap Value Index.3 The portfolio’s relative performance was also aided by a position in two international equity funds, which delivered returns that were significantly higher than its domestic benchmark as well as their own respective benchmarks. These gains more than offset the below-benchmark return of the portfolio’s largest single equity position, Columbia Large Cap Enhanced Core Fund.

Solid bond market returns despite volatile environment

A crisis in the subprime mortgage market rippled throughout the fixed-income markets. Yet, the bond market, as well as the portfolio’s sole bond fund holding — Columbia Total Return Bond Fund, delivered solid, single-digit returns. The fund’s return fell just short of its benchmark. It accounted for 2.9% of the portfolio’s assets.

Looking ahead

Despite weakness in the U.S. credit markets and lackluster job growth, particularly in the manufacturing sector, we believe that the U.S. economy should continue to grow at a modest, albeit slower, pace into 2008. The housing sector remains mired in a steep downturn. Yet, vehicle sales have been solid, shoring up consumer spending. And, a weak dollar is likely to help improve both the trade balance and the manufacturing sector. We have positioned the portfolio to take advantage of this environment, and we believe that the portfolio’s broad diversification offers investors a potential cushion against any disappointments.

[1]

The portfolio’s performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant. The portfolio does not anticipate that this positive impact on the portfolio’s performance will be sustainable in the future.

[2]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt with at least $250 million par amount outstanding and with at least one year to final maturity.

[3]

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2040 Portfolio

Portfolio Allocation
as of 10/31/07 (%)

Columbia Large Cap Enhanced Core Fund	28.7
Columbia Multi-Advisor International Equity Fund	15.5
Columbia Marsico Focused Equities Fund	12.1
Columbia Large Cap Value Fund	11.0
Columbia Mid Cap Growth Fund	8.1
Columbia Mid Cap Value Fund	7.0
Columbia Small Cap Value Fund II	5.1
Columbia Acorn International	3.9
Columbia Small Cap Growth Fund II	3.7
Columbia Total Return Bond Fund	2.9
Columbia Cash Reserves	2.0

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information.

Financial Statements – Banc of America Retirement 2040 Portfolio

October 31, 2007

A guide to understanding your portfolio’s financial statements

Investment Portfolio	The investment portfolio details all of the portfolio’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the portfolio’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the portfolio’s liabilities (including any unpaid expenses) from the total of the portfolio’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the portfolio and the expenses accrued by the portfolio during the reporting period. This statement also shows any net gain or loss the portfolio realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the portfolio’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the portfolio’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the portfolio’s net asset value per share was affected by the portfolio’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the portfolio, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Banc of America Retirement 2040 Portfolio

October 31, 2007

		Shares	Value ($)
Investment Companies (a) – 97.9%
	Columbia Acorn International, Class Z	1,858	95,607
	Columbia Cash Reserves, Capital Class Shares	47,754	47,754
	Columbia Large Cap Enhanced Core Fund, Class Z	44,340	695,247
	Columbia Large Cap Value Fund, Class Z	17,372	267,528
	Columbia Marsico Focused Equities Fund, Class Z	10,926	292,719
	Columbia Mid Cap Growth Fund, Class Z	6,238	195,566
	Columbia Mid Cap Value Fund, Class Z	10,870	169,794
	Columbia Multi-Advisor International Equity Fund, Class Z	18,355	375,353
	Columbia Small Cap Growth Fund II, Class Z	5,644	88,843
	Columbia Small Cap Value Fund II, Class Z	8,163	122,289
	Columbia Total Return Bond Fund, Class Z	7,381	71,229

	Total Investment Companies (Cost of $2,305,942)		2,421,929

		Par ($)
Short-Term Obligation – 3.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/07, due 11/01/07 at 4.200%, collateralized by a U.S. Government Agency Obligation maturing 07/07/16, market value $87,656 (repurchase proceeds $83,010)	83,000	83,000

	Total Short-Term Obligation (Cost of $83,000)		83,000

	Total Investments – 101.2% (Cost of $2,388,942) (b)		2,504,929

	Other Assets & Liabilities, Net – (1.2)%		(30,801)

	Net Assets – 100.0%		2,474,128

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,400,031.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Banc of America Retirement 2040 Portfolio

October 31, 2007

Assets	Repurchase agreement, at cost	$83,000
	Affiliated investments, at cost	2,305,942

	Total investments, at cost	2,388,942

	Repurchase agreement, at value	83,000
	Affiliated investments, at value	2,421,929

	Total investments, at value	2,504,929
	Cash	983
	Receivable for:
	Investments sold	6,503
	Fund shares sold	52,697
	Interest	10
	Expense reimbursement due from Investment Advisor	29,395

	Total Assets	2,594,517

Liabilities	Payable for:
	Fund shares repurchased	10,000
	Investment advisory fee	163
	Transfer agent fee	385
	Pricing and bookkeeping fees	2,592
	Trustees’ fees	25,331
	Audit fee	20,750
	Distribution and service fees	21
	Custody fee	899
	Legal fee	50,701
	Chief compliance officer expenses	7
	Other liabilities	9,540

	Total Liabilities	120,389

	Net Assets	2,474,128

Net Assets Consist of	Paid-in capital	2,336,891
	Undistributed net investment income	13,375
	Accumulated net realized gain	7,875
	Net unrealized appreciation on investments	115,987

	Net Assets	2,474,128

Class A	Net assets	$13,779
	Shares outstanding	1,018
	Net asset value per share	$13.54

Class C	Net assets	$13,634
	Shares outstanding	1,014
	Net asset value per share	$13.45

Class R	Net assets	$13,732
	Shares outstanding	1,016
	Net asset value per share	$13.51	(a)

Class Z	Net assets	$2,432,983
	Shares outstanding	179,378
	Net asset value per share	$13.56

(a)	Net asset value rounds to $13.51 per share due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

Statement of Operations – Banc of America Retirement 2040 Portfolio

For the Year Ended October 31, 2007

		($)
Investment Income	Dividends from affiliates	14,993
	Interest	2,911

	Total Investment Income	17,904

Expenses	Investment advisory fee	745
	Distribution fee:
	Class C	93
	Class R	63
	Service fee:
	Class A	31
	Class C	31
	Transfer agent fee	1,532
	Pricing and bookkeeping fees	36,437
	Trustees’ fees	28,124
	Custody fee	5,108
	Audit fee	25,342
	Legal fee	55,244
	Registration fees	39,778
	Reports to shareholders	21,740
	Chief compliance officer expenses	420
	Other expenses	3,895

	Total Expenses	218,583

	Fees and expenses waived/reimbursed by Investment Advisor	(217,620)

	Net Expenses	963

	Net Investment Income	16,941

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain (loss) on:
	Affiliated investments	(9,065)
	Capital gains distributions received from affiliated investments	18,094

	Net realized gain	9,029

	Net change in unrealized appreciation on affiliated investments	108,837

	Net Gain	117,866

	Net Increase Resulting from Operations	134,807

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Banc of America Retirement 2040 Portfolio

Increase (Decrease) in Net Assets		Year Ended October 31, 2007 ($)	Period Ended October 31, 2006 ($)(a)
Operations	Net investment income	16,941	996
	Net realized gain on affiliated investments and capital gains distributions received from affiliated investments	9,029	21
	Net change in unrealized appreciation on affiliated investments	108,837	7,150

	Net Increase Resulting from Operations	134,807	8,167

Distributions to Shareholders	From net investment income:
	Class A	(165)	—
	Class C	(119)	—
	Class R	(150)	—
	Class Z	(4,128)	—
	From net realized gains:
	Class A	(46)	—
	Class C	(46)	—
	Class R	(45)	—
	Class Z	(1,038)	—

	Total Distributions to Shareholders	(5,737)	—

Share Transactions	Class A:
	Subscriptions	—	10,000
	Distributions reinvested	211	—

	Net Increase	211	10,000

	Class C:
	Subscriptions	—	10,000
	Distributions reinvested	165	—

	Net Increase	165	10,000

	Class R:
	Subscriptions	—	10,000
	Distributions reinvested	195	—

	Net Increase	195	10,000

	Class Z:
	Subscriptions	2,712,647	43,912
	Distributions reinvested	5,166	—
	Redemptions	(455,405)	—

	Net Increase	2,262,408	43,912
	Net Increase from Share Transactions	2,262,979	73,912

	Total Increase in Net Assets	2,392,049	82,079

Net Assets	Beginning of period	82,079	—
	End of period	2,474,128	82,079
	Undistributed net investment income, at end of period	13,375	996

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Banc of America Retirement 2040 Portfolio

		Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Changes in Shares	Class A:
	Subscriptions	—	1,000
	Distributions reinvested	18	—

	Net Increase	18	1,000

	Class C:
	Subscriptions	—	1,000
	Distributions reinvested	14	—

	Net Increase	14	1,000

	Class R:
	Subscriptions	—	1,000
	Distributions reinvested	16	—

	Net Increase	16	1,000

	Class Z:
	Subscriptions	209,772	4,237
	Distributions reinvested	437	—
	Redemptions	(35,068)	—

	Net Increase	175,141	4,237

(a)	The Portfolio commenced operations on June 1, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.34	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31	0.19
Net realized and unrealized gain on investments	2.10	1.15

Total from Investment Operations	2.41	1.34

Less Distributions to Shareholders:
From net investment income	(0.16)	—
From net realized gains	(0.05)	—

Total Distributions to Shareholders	(0.21)	—

Net Asset Value, End of Period	$13.54	$11.34
Total return (d)(e)	21.53%	13.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net investment income (c)	2.51%	4.53	%(h)
Portfolio turnover rate	44%	38	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.31	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.22	0.16
Net realized and unrealized gain on investments	2.08	1.15

Total from Investment Operations	2.30	1.31

Less Distributions to Shareholders:
From net investment income	(0.11)	—
From net realized gains	(0.05)	—

Total Distributions to Shareholders	(0.16)	—

Net Asset Value, End of Period	$13.45	$11.31
Total return (d)(e)	20.57%	13.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net investment income (c)	1.76%	3.75	%(h)
Portfolio turnover rate	44%	38	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.18
Net realized and unrealized gain on investments	2.10	1.15

Total from Investment Operations	2.38	1.33

Less Distributions to Shareholders:
From net investment income	(0.15)	—
From net realized gains	(0.05)	—

Total Distributions to Shareholders	(0.20)	—

Net Asset Value, End of Period	$13.51	$11.33
Total return (d)(e)	21.21%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net investment income (c)	2.25%	4.28	%(h)
Portfolio turnover rate	44%	38	%(f)
Net assets, end of period (000’s)	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	Year Ended October 31, 2007	Period Ended October 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.35	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.29	0.18
Net realized and unrealized gain on investments	2.15	1.17

Total from Investment Operations	2.44	1.35

Less Distributions to Shareholders:
From net investment income	(0.18)	—
From net realized gains	(0.05)	—

Total Distributions to Shareholders	(0.23)	—

Net Asset Value, End of Period	$13.56	$11.35
Total return (d)(e)	21.76%	13.50	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10	%(h)
Waiver/Reimbursement	29.01%	372.12	%(h)
Net investment income (c)	2.26%	4.26	%(h)
Portfolio turnover rate	44%	38	%(f)
Net assets, end of period (000’s)	$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Banc of America Retirement 2040 Portfolio

October 31, 2007

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Banc of America Retirement 2040 Portfolio (the “Portfolio”).

Investment Objective

The Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. The objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes.

The Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolio may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolio invests are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. The Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after the year 2040.

The financial statements of the Underlying Funds in which the Portfolio invests should be read in conjunction with the Portfolio’s financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and the Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolio are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolio are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolio are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolio are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. who purchase through self-directed brokerage accounts and individual retirement plans.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Banc of America Retirement 2040 Portfolio, October 31, 2007

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that Columbia, the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. As of October 31, 2007, the Portfolio did not have any reclassifications.

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from
Ordinary Income*	$5,252
Long-Term Capital Gains	485

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$14,346	$17,994	$104,898

*	The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Banc of America Retirement 2040 Portfolio, October 31, 2007

Unrealized appreciation and depreciation as of October 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$114,207
Unrealized depreciation	(9,309)
Net unrealized appreciation	$104,898

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken, or expected to be taken, in a tax return and also requires certain expanded disclosures. Management is evaluating the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Portfolio has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolio. Also effective December 15, 2006, the Portfolio has entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolio. Under the State Street Agreements, the Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight, and for services related to Portfolio expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Portfolio also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the year ended October 31, 2007, the amount charged to the Portfolio by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $17,760, of which $926 is unpaid.

Banc of America Retirement 2040 Portfolio, October 31, 2007

Transfer Agent Fees

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolio and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolio. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolio’s shares.

The Trust has adopted a combined distribution and shareholder servicing plan for Class A shares, distribution plans for the Class C and Class R shares, and a shareholder servicing plan for Class C shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolio are employees of Columbia or its affiliates and, with the exception of the Portfolio’s Chief Compliance Officer, receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Portfolio’s other service providers have contractually agreed to waive fees and/or reimburse expenses through July 31, 2008 so that total annual operating expenses (excluding investment advisory, distribution and shareholder servicing fees, interest, taxes, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian if any, do not exceed 0.00% of the Portfolio’s average daily net assets. There is no guarantee that these waivers and/or reimbursements will continue after July 31, 2008.

Banc of America Retirement 2040 Portfolio, October 31, 2007

Note 5. Portfolio Information

For the year ended October 31, 2007, the cost of purchases and proceeds from sales of securities were $2,478,459 and $338,650, respectively.

Note 6. Shares of Beneficial Interest

As of October 31, 2007, the Portfolio had one shareholder that held 42.2% of the Portfolio’s shares outstanding which were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

As of October 31, 2007, the Portfolio had one shareholder that held 7.7% of the Portfolio’s shares outstanding, over which BOA and/or any of its affiliates did not have joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Portfolio.

Note 7. Line of Credit

The Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Effective September 17, 2007, interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. Prior to September 17, 2007, interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the year ended October 31, 2007, the Portfolio did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolio and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Trust also serve as officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Columbia, representing the interests of the

Banc of America Retirement 2040 Portfolio, October 31, 2007

Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolio. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolio and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease and- desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC.) and Columbia Funds Distributors, Inc., (now merged into Columbia Distributors, Inc.) the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional

Banc of America Retirement 2040 Portfolio, October 31, 2007

related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG Sun America Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Report of Independent Registered Public Accounting Firm

To the Trustees of Banc of America Funds Trust and the Shareholders of Banc of America Retirement 2040 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2040 Portfolio (the “Portfolio”) (a series of Banc of America Funds Trust) at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 1, 2006 (commencement of operations) through October 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

Unaudited Information – Banc of America Retirement 2040 Portfolio

Federal Income Tax Information

For the fiscal year ended October 31, 2007, the Portfolio designates long term capital gains of $18,094.

For non-corporate shareholders 100.00%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of income distributed by the Portfolio for the period November 1, 2006 to October 31, 2007 may represent qualified dividend income. Final information will be provided in your 2007 Form 1099-DIV.

93.21% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2007, qualifies for the corporate dividends received deduction.

Fund Governance – Banc of America Retirement 2040 Portfolio

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 79. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 79. Director–Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003; retired. Oversees 79. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current.

Oversees 79.

Director–Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group. Oversees 79. Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-322-8222.

Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC (the “Advisor”), since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Treasurer–Columbia Funds, since October 2003; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Vice President–Columbia Management Advisors, LLC, since April 2003; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President, Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration of the Advisor since January, 2006; Managing Director of the Advisor September, 2004 to December, 2005; Vice President Fund Administration of the Advisor June, 2002 to September, 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration of the Advisor since January, 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Marybeth C. Pilat (Born 1968)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2007)	Director of Fund Administration since June, 2007; Vice President, Mutual Fund Valuation of the Advisor from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President–Trustee Reporting of the Advisor from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

Board Consideration and Re-Approval of Investment Advisory Agreement – Banc of America Retirement 2040 Portfolio

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) contemplates that the Board of Trustees of Banc of America Funds Trust (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), will annually review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC (“CMA”) for the Banc of America Retirement 2040 Portfolio. The investment advisory agreement with CMA is referred to as the “Advisory Agreement.” The portfolio identified above is referred to as the “Portfolio.”

More specifically, at meetings held on October 15-17, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the “Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). During the fee review process, the Consultant’s role was to manage the review process to ensure that fees are negotiated in a manner that is at arms’ length and reasonable. The Consultant found that the fee negotiation process was, to the extent practicable, at arms’ length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Consultant’s report is available at http://www.columbiafunds.com.

In preparation for the October meetings, the Board met in August and again in September for review and discussion of the materials described below. The Board’s review and conclusions are based on comprehensive consideration of all information presented to it and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Portfolio by CMA under the Advisory Agreement. The Board also received and considered general information regarding the types of services investment advisers provide to other funds, who, like the Portfolio, are provided administration services under a separate contract. The most recent investment adviser registration form (“Form ADV”) for CMA was made available to the Board, as were CMA’s responses to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Portfolio and CMA, including their compliance policies and procedures and reports of the Portfolio’s Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding CMA’s compensation program for its personnel involved in the management of the Portfolio.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by CMA.

Portfolio Performance and Expenses. The Board considered the one-year performance results for the Portfolio. It also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. (“Lipper”) to be the most similar to the Portfolio (the “Peer Group”) and to the median performance of a broader universe of relevant funds as determined by Lipper (the “Universe”), as well as to the Portfolio’s benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Portfolio’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology.

The Board received and considered statistical information regarding the Portfolio’s total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Portfolio’s Peer Group and Universe, which comparative data was provided by Lipper. Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper data that ranked the Portfolio based on: (i) the Portfolio’s one-year performance compared to actual management fees; and (ii) the Portfolio’s one-year performance compared to total expenses.

Investment Advisory Fee Rate. The Board reviewed and considered the proposed contractual investment advisory fee rate together with the administration fee rate payable by the Portfolio to CMA for investment advisory services (the “Contractual Management Rate”). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rate and considered the Contractual Management Rate after taking the waivers/caps into account (the “Actual Management Rate”). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. Additionally, the Board received and afforded specific attention to information comparing the Actual Management Rate with those of the other funds in the Peer Group.

The Board concluded that the factors noted above supported the Contractual Management Rate and the Actual Management Rate, and the approval of the Advisory Agreement for the Portfolio.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rate and the Actual Management Rate, as well as on other relationships between the Portfolio and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and Portfolio information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA’s complex-wide revenues, expenses and profits declined over a two-year period during which fund assets increased by 21%. The Board concluded that any potential economies of scale would be shared fairly with Portfolio shareholders, most particularly through fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Benefits to CMA. The Board received and considered information regarding any “fall-out” or ancillary benefits received by CMA and its affiliates as a result of their relationships with the Portfolio. Such benefits could include, among others, benefits attributable to CMA’s relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in CMA’s business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Portfolio in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA’s methods for allocating portfolio investment opportunities among the Portfolio and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Portfolio receives throughout the year. In this regard, the Board reviews a report of CMA at each of its quarterly meetings, which includes, among other things, Portfolio performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion. After considering the above-described factors, based on their deliberations and their evaluation of the information provided, the Board concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE COLUMBIA NATIONS FUNDS

Prepared pursuant to the February 9, 2005

Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 19, 2007

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Funds Distributors, Inc.1 (“CFD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and together with all such funds or a group of such funds as the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Nations Funds” (the “Trustees”) retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the third annual written evaluation of the fee negotiation process. Last year’s report (the “2006 Report”) was completed by my immediate predecessor IFC, John Rea, who has provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using ...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years and finally reviews the status of recommendations made in the 2006 Report.

[1]	CMA and CFD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report. Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the “Funds.”

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2007 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, especially money market Fund performance when ranked in iMoneyNet universes. In each of the 1-year and 3-year periods, 62% of Nations Funds, including 11 of 12 money market Funds, ranked in the top two performance quintiles. The three- and five-year performance rankings of the subadvised Funds are relatively strong, although the 1- year records of most Funds subadvised by Marsico Capital Management (“Marsico” or “MCM”) are well below their peers.

4.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

5.	The Nations equity Funds’ overall performance adjusted for risk was strong. The performance of 16 of the 18 equity Funds included in the risk analysis bettered the median in 3-year performance adjusted and unadjusted for risk. No pattern was detected for fixed-income Funds.

6.	The industry-standard procedure used by third parties such as Upper and Morningstar to construct the performance universe in which each Fund’s performance is ranked relative to comparable funds tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1- fee or A share classes of the Funds are compared to the performance universe that includes all share classes of competitive multi-class funds. Therefore, the procedure ranks shares with zero or 25 basis point 12b-1 fees against classes of competitive funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of competitive funds with comparable 12b-1 fees lowers the relative performance for the Funds examined but does not call into question the general finding that the Nations Funds’ performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.	The Funds’ management fees and total expenses are generally low relative to those of their peers, with the exception of subadvised funds. Only 17% of the Funds ranked in the two most expensive quintiles for total expenses and 32% in those quintiles for actual management fees.

8.	Generally, the Nations equity Funds with the highest relative fees and expenses are subadvised. These Funds account for 70% of the fourth and fifth quintile rankings for the actual management fee and total expense measures combined. The vast majority of the subadvised equity Funds were in the bottom two quintiles.

9.	Most of the subadvised Funds have management fees that are 11 to 20 basis points higher than those of non-subadvised Columbia Funds with comparable investment styles.

D. Trustees’ Fee and Performance Evaluation Process

10.	The Trustees’ evaluation process identified 14 Funds in 2007 for further review based upon their relative performance or expenses or a combination of the two. CMG and Marsico provided further information about those Funds to assist the Trustees in their evaluation. The Trustees, of course, may choose to seek additional information about Nations Funds that do not meet the criteria for further review.

E. Possible Economies of Scale

11.

CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG did not, however, identify specific sources of economies of scale nor provide estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

12.	An examination of the management fee schedules of a selected number of the Nations Funds suggests that, as a general matter, the breakpoint schedules of these Funds are not out of line with those of competitors.

13.	An analysis of management and administration expenses incurred by CMA in managing the Nations money market Funds finds that the ratio of these expenses to assets levels off above $5 billion. This finding suggests that CMA’s proposed restructuring of the money market Funds’ management fee schedule is consistent with this relationship between expenses and assets.

F. Management Fees Charged to Institutional Clients

14.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds than for institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

15.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs for purposes of calculating Fund profitability, both direct and indirect, is thoughtful and detailed. CMG also provided profitability data assuming that costs were allocated by assets, demonstrating that the choice of allocation method can have a substantial effect on fund profitability. However, notwithstanding the limitations of any effort to allocate costs to a particular fund, we believe that the ABC method represented a better approximation of CMG’s costs of providing services to the Funds than did asset-based allocation.
16.	The materials that set out CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate CMG’s expenses and profitability for each Fund.

17.	In 2006, CMG’s complex-wide pre-tax margins on the Nations Funds were above the industry median before distribution and below the median when distribution revenues and expenses were included, based on limited data available about publicly-held mutual fund managers. However, as is to be expected in a complex comprising 63 Funds, some Nations Funds have higher pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Nations Funds operate at a loss. There appeared to be some relationship between fund size and profitability, with smaller Funds generally operating at a loss. In particular, the money market Funds as a group had generally higher management only profit margins than other Nations Funds.

18.	For the Nations Funds subadvised by Marsico, CMG treats the subadvisory fee paid to Marsico as an expense. To reflect Marsico’s status as an affiliated company, CMG has provided alternative profitability estimates based on its understanding with Marsico that 35 percent of the subadvisory fee represents Marsico’s costs in providing these services. This adjustment thus increases the reported profitability of the Marsico-advised Funds. However, the pending sale of Marsico to its management team would make this treatment not applicable in future years, because Marsico’s profits would no longer be retained by a CMG affiliate.

19.	CMG shares a fixed percentage of its management fee revenues with an affiliate, the Private Bank of Bank of America “PB” or “Private Bank”), to compensate the PB for services it performs with respect to Nations Fund assets held for the benefit of PB customers. In 2006, these payments totaled $75.5 million. Based on our analysis of the services provided by the PB, we believe all such payments should be regarded as a distribution expense, except for any portion attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

III. Recommendations

1)	Risk-adjusted performance. CMG should provide the Trustees with quantitative information about the risk of each Fund in a format that allows the risk and return of each Fund to be evaluated simultaneously. As part of that effort CMG should develop reliable risk metrics for money market Funds, balanced Funds, and Funds of Funds. CMG should also explain why it believes gross return is a better metric for fixed-income Funds than the net returns used in standard performance reporting.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style, and each complex (of which Nations is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

3)	Economies of scale. CMG should provide the Trustees with an analysis of potential economies of scale that considers the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase. CMG may consider using the framework suggested for the analysis or any other suitable framework that addresses the relevant concerns.

4)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include risk and profitability metrics and should feel free to request additional information and explanation from CMG with respect to any Nations Fund whether or not it qualifies as a “Review Fund.”

5)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Funds (which would differ each year) should be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

6)	Ensuring consistent methodology used by Lipper, Morningstar, and iMoneyNet to construct performance and expense universes and groups. CMG should work with Lipper, Morningstar, and iMoneyNet to make sure that the all three data vendors apply similar techniques and standards in constructing performance and expense universes and in collecting data, if possible. If not, CMG should clearly explain to the Trustees the differences in methodology and the effect such differences may have on rankings. In addition, CMG should ensure that it applies the same ranking methodology to all Funds, including those for which Morningstar and iMoneyNet provide the underlying data.

7)	Uniformity of universes across reporting periods. CMA, based on consultations with its CIOs, has substituted vendors for purposes of universe construction, e.g. Morningstar for Lipper for certain equity Funds and iMoneyNet for Lipper for money market Funds. However, the new universes are not used for all performance periods and have not been used to recalculate last year’s performance and expense figures. Therefore, it is difficult to draw useful conclusions from changes in rankings from last year to this year, or from short-term to longer-term performance periods. CMA, when it changes universes, should use both the new and the former universe in the switch-over year so that the Trustees can obtain useful information about performance and expense trends.

8)

Filtering all universes. The Lipper volumes presented to the Trustees, consistent with industry practice, compare the performance of an equity or fixed-income Fund to all other funds and all of their share classes in the Fund’s performance universe. This means that the performance of a Columbia Fund A share (with a 25 basis point 12b-1 fee) or a share with no 12b-1 fee is compared to many classes of competitive funds with higher distribution fees, such as deferred-sales-charge B shares and level-load C shares. Including shares classes with higher fees than the

Columbia Fund share class. This improves the Nations Fund’s performance relative to its peers. The difference can be meaningful. Therefore, we recommend that, in addition to the standard Lipper universe presentation, Funds in the third and fourth quintile should be ranked in a universe limited to the one share class per competitive fund whose distribution pricing most closely matches the relevant Fund. The construction of the restricted universes for equity and fixed-income funds is similar to the method used by iMoneyNet in forming performance universes for Nations money market Funds. Further, with respect to money market Funds, we suggest that they be ranked using a class that charges a distribution or service fee close to the average levied on fund assets in a universe of fund classes with comparable fees.

9)	Management fee disparities. Several disparities exist between management fees of Nations and Atlantic Funds with comparable investment strategies. To enable Trustees to identify such disparities, CMG should provide the Trustees with a table that compares management fees of Nations Funds with those of comparable Atlantic and Acorn Funds and an explanation of any significant differences. In addition, whenever CMG proposes a management fee change or expense cap for funds outside the Nations group that are comparable to Nations Funds, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to consider the applicability of the proposed change to the Nations Funds.

10)	Reduction of volume of documents submitted. As the Trustees have noted, the tendency in the fee evaluation process is for the volume of materials prepared for their consideration to increase each year as the participants in the process suggest additional data or presentations of data. However, some of the data may no longer be useful, or its usefulness may be outweighed by the burden of reviewing it. For example, we do not believe that offering two variations of cost allocation by assets is useful. We also question whether profitability data needs to be divided by distribution channel, e.g. retail vs. variable annuity. We also note that some material, especially related to complex-wide profitability, appears multiple times in the 15(c) materials. Finally, for the money market Funds, CMG should provide relative performance and expense data based on the universe that it and the Trustees consider to be most useful, rather than the current practice of providing such data for both Lipper and iMoneyNet universes.

IV. Status of 2006 Recommendations

The 2006 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and their results.

1.	Recommendation: Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

Status: Grids providing both performance and risk rankings for equity and fixed-income funds were prepared by CMG as part of the 2007 15(c) process.

2.	Recommendation: Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

Status: At our request, CMG prepared universes limited to one class of shares per competitive fund for selected funds.

3.	Recommendation: Trustees may wish to review the level of management fees on the subadvised funds to ensure that the conditions and circumstances that warranted the premiums in the past continue to hold. If the review is undertaken, Trustees may wish to discuss with CMG the subadvisory fee paid to MCM inasmuch as CMA is MCM’s largest subadvisory client and appears to be charged higher subadvisory fees than those of MCM’s other large clients.

Status: The Trustees of the Nations Funds undertook such a review and negotiated breakpoints in the sub-advisory fees payable to MCM to take effect upon the sale of MCM to its management team.

4.	Recommendation: Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

Status: CMG questions the usefulness of such an exercise due to the many variables that can have an effect on costs and revenues as assets increase. We continue to believe that such an exercise would be helpful to the Trustees.

5.	Recommendation: If the study of economies of scale is undertaken, the Trustees may wish to use it to explore alternatives to the flat management fee currently in place for the money market Funds and the Retirement Portfolios.

Status: CMG has presented a proposal for a group-wide advisory fee incorporating breakpoints for the money-market Funds, which was approved by the Trustees.

6.	Recommendation: Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

Status: CMG dated many of the institutional accounts but was not able to determine the date of establishment for all accounts. CMG also provided data on other types of institutional accounts.

7.	Recommendation: Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

Status: We continue to believe that such a statement would help the Trustees understand CMG’s business better and place the fund-by-fund profitability reports in context.

8.	Recommendation: Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

Status: CMG provided various summary statements of operations.

9.	Recommendation: Trustees may wish to consider the treatment of the revenue sharing with PB in their review of CMG’s profitability.

Status: CMG provided a substantial amount of information reflecting adjustment for Private Bank expenses. We believe that all Private Bank expenses should be backed out of management-only profitability analyses, no Private Bank expenses should be backed out of all-in profitability analyses and only those PB revenue sharing payments not attributable to sub-transfer agency or sub-accounting services should be backed out of ex-distribution profitability analyses.

*    *    *

Respectfully submitted,

Steven E. Asher

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Important Information About This Report

Banc of America Retirement 2040 Portfolio

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-322-8222

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-322-8222 and additional reports will be sent to you. This report has been prepared for shareholders of the Banc of America Retirement 2040 Portfolio.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should carefully consider a portfolio’s investment objectives, risks, charges and expenses before investing. This and other important information is included in the portfolio’s prospectus, which should be read carefully before investing. Prospectuses for the Banc of America Funds can be obtained at www.bancofamericafunds. com. Prospectuses for other mutual funds can be obtained by contacting your personal investment representative.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds—The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

Banc of America Retirement 2040 Portfolio

Annual Report – October 31, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-322-8222 www.bancofamericafunds.com

SHC-42/136979-1007 (12/07) 07-47225

Item 2.	Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Carmichael qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4.	Principal Accountant Fees and Services.

Fee information below is disclosed for the eight series of the registrant whose reports to stockholders are included in this annual filing. The portfolios commenced operations on June 1, 2006. Accordingly, the fee information for fiscal year ended October 31, 2006 is for a five month period.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2007 and October 31, 2006 are approximately as follows:

2007	2006
$136,000	$138,000

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. Fiscal year 2006 also includes Audit Fees related to the initial audit of the financial statements for the portfolios.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2007 and October 31, 2006 are approximately as follows:

2007	2006
$35,200	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above. In fiscal year 2007 Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended October 31, 2007 and October 31, 2006, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2007 and October 31, 2006 are approximately as follows:

2007	2006
$31,100	$0

Tax Fees consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2007 and October 31, 2006, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2007 and October 31, 2006 are approximately as follows:

2007	2006
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended October 31, 2007 and October 31, 2006 are approximately as follows:

2007	2006
$343,600	$505,500

In both fiscal years 2007 and 2006, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended October 31, 2007 and October 31, 2006 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2007 and October 31, 2006 are approximately as follows:

2007	2006
$409,900	$505,500

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 20, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 20, 2007